UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05426
AIM Investment Funds (Invesco Investment Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000  Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
November 30
Date of reporting period:
May 31, 2024
Item 1. Reports to Stockholders
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Invesco SteelPath MLP Alpha Fund
Class A: MLPAX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Fund (Class A)	$426	7.99%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2024)
Fund net assets	$941.80M
Total number of portfolio holdings	20
Portfolio turnover rate as of the end of the reporting period	100%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	13.9%
MPLX L.P.	13.3%
Targa Resources Corp.	13.0%
Western Midstream Partners L.P.	12.9%
Enterprise Products Partners L.P.	9.2%
Plains All American Pipeline L.P.	6.5%
ONEOK, Inc.	6.5%
Williams Cos., Inc.	4.3%
Sunoco L.P.	4.2%
Cheniere Energy, Inc.	2.9%
Sector Allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Alpha Fund
Class C: MLPGX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Fund (Class C)	$465	8.74%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2024)
Fund net assets	$941.80M
Total number of portfolio holdings	20
Portfolio turnover rate as of the end of the reporting period	100%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	13.9%
MPLX L.P.	13.3%
Targa Resources Corp.	13.0%
Western Midstream Partners L.P.	12.9%
Enterprise Products Partners L.P.	9.2%
Plains All American Pipeline L.P.	6.5%
ONEOK, Inc.	6.5%
Williams Cos., Inc.	4.3%
Sunoco L.P.	4.2%
Cheniere Energy, Inc.	2.9%
Sector Allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Alpha Fund
Class R: SPMGX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Fund (Class R)	$439	8.24%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2024)
Fund net assets	$941.80M
Total number of portfolio holdings	20
Portfolio turnover rate as of the end of the reporting period	100%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	13.9%
MPLX L.P.	13.3%
Targa Resources Corp.	13.0%
Western Midstream Partners L.P.	12.9%
Enterprise Products Partners L.P.	9.2%
Plains All American Pipeline L.P.	6.5%
ONEOK, Inc.	6.5%
Williams Cos., Inc.	4.3%
Sunoco L.P.	4.2%
Cheniere Energy, Inc.	2.9%
Sector Allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Alpha Fund
Class Y: MLPOX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Fund (Class Y)	$413	7.74%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2024)
Fund net assets	$941.80M
Total number of portfolio holdings	20
Portfolio turnover rate as of the end of the reporting period	100%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	13.9%
MPLX L.P.	13.3%
Targa Resources Corp.	13.0%
Western Midstream Partners L.P.	12.9%
Enterprise Products Partners L.P.	9.2%
Plains All American Pipeline L.P.	6.5%
ONEOK, Inc.	6.5%
Williams Cos., Inc.	4.3%
Sunoco L.P.	4.2%
Cheniere Energy, Inc.	2.9%
Sector Allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Alpha Fund
Class R5: SPMHX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Fund (Class R5)	$410	7.68%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2024)
Fund net assets	$941.80M
Total number of portfolio holdings	20
Portfolio turnover rate as of the end of the reporting period	100%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	13.9%
MPLX L.P.	13.3%
Targa Resources Corp.	13.0%
Western Midstream Partners L.P.	12.9%
Enterprise Products Partners L.P.	9.2%
Plains All American Pipeline L.P.	6.5%
ONEOK, Inc.	6.5%
Williams Cos., Inc.	4.3%
Sunoco L.P.	4.2%
Cheniere Energy, Inc.	2.9%
Sector Allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Alpha Fund
Class R6: OSPAX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Fund (Class R6)	$408	7.65%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2024)
Fund net assets	$941.80M
Total number of portfolio holdings	20
Portfolio turnover rate as of the end of the reporting period	100%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	13.9%
MPLX L.P.	13.3%
Targa Resources Corp.	13.0%
Western Midstream Partners L.P.	12.9%
Enterprise Products Partners L.P.	9.2%
Plains All American Pipeline L.P.	6.5%
ONEOK, Inc.	6.5%
Williams Cos., Inc.	4.3%
Sunoco L.P.	4.2%
Cheniere Energy, Inc.	2.9%
Sector Allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Alpha Plus Fund
Class A: MLPLX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Plus Fund (Class A)	$693	12.76%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2024)
Fund net assets	$237.25M
Total number of portfolio holdings	19
Portfolio turnover rate as of the end of the reporting period	16%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	19.1%
MPLX L.P.	18.2%
Targa Resources Corp.	17.8%
Western Midstream Partners L.P.	17.7%
Enterprise Products Partners L.P.	12.6%
Plains All American Pipeline L.P.	9.0%
ONEOK, Inc.	8.7%
Williams Cos., Inc.	5.9%
Sunoco L.P.	5.8%
Cheniere Energy, Inc.	4.0%
Sector Allocation (% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Alpha Plus Fund
Class C: MLPMX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Plus Fund (Class C)	$733	13.51%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2024)
Fund net assets	$237.25M
Total number of portfolio holdings	19
Portfolio turnover rate as of the end of the reporting period	16%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	19.1%
MPLX L.P.	18.2%
Targa Resources Corp.	17.8%
Western Midstream Partners L.P.	17.7%
Enterprise Products Partners L.P.	12.6%
Plains All American Pipeline L.P.	9.0%
ONEOK, Inc.	8.7%
Williams Cos., Inc.	5.9%
Sunoco L.P.	5.8%
Cheniere Energy, Inc.	4.0%
Sector Allocation (% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Alpha Plus Fund
Class R: SPMJX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Plus Fund (Class R)	$706	13.00%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2024)
Fund net assets	$237.25M
Total number of portfolio holdings	19
Portfolio turnover rate as of the end of the reporting period	16%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	19.1%
MPLX L.P.	18.2%
Targa Resources Corp.	17.8%
Western Midstream Partners L.P.	17.7%
Enterprise Products Partners L.P.	12.6%
Plains All American Pipeline L.P.	9.0%
ONEOK, Inc.	8.7%
Williams Cos., Inc.	5.9%
Sunoco L.P.	5.8%
Cheniere Energy, Inc.	4.0%
Sector Allocation (% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Alpha Plus Fund
Class Y: MLPNX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Plus Fund (Class Y)	$680	12.50%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2024)
Fund net assets	$237.25M
Total number of portfolio holdings	19
Portfolio turnover rate as of the end of the reporting period	16%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	19.1%
MPLX L.P.	18.2%
Targa Resources Corp.	17.8%
Western Midstream Partners L.P.	17.7%
Enterprise Products Partners L.P.	12.6%
Plains All American Pipeline L.P.	9.0%
ONEOK, Inc.	8.7%
Williams Cos., Inc.	5.9%
Sunoco L.P.	5.8%
Cheniere Energy, Inc.	4.0%
Sector Allocation (% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Alpha Plus Fund
Class R5: SPMPX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Plus Fund (Class R5)	$677	12.44%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2024)
Fund net assets	$237.25M
Total number of portfolio holdings	19
Portfolio turnover rate as of the end of the reporting period	16%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	19.1%
MPLX L.P.	18.2%
Targa Resources Corp.	17.8%
Western Midstream Partners L.P.	17.7%
Enterprise Products Partners L.P.	12.6%
Plains All American Pipeline L.P.	9.0%
ONEOK, Inc.	8.7%
Williams Cos., Inc.	5.9%
Sunoco L.P.	5.8%
Cheniere Energy, Inc.	4.0%
Sector Allocation (% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Alpha Plus Fund
Class R6: OSPPX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Plus Fund (Class R6)	$675	12.41%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2024)
Fund net assets	$237.25M
Total number of portfolio holdings	19
Portfolio turnover rate as of the end of the reporting period	16%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	19.1%
MPLX L.P.	18.2%
Targa Resources Corp.	17.8%
Western Midstream Partners L.P.	17.7%
Enterprise Products Partners L.P.	12.6%
Plains All American Pipeline L.P.	9.0%
ONEOK, Inc.	8.7%
Williams Cos., Inc.	5.9%
Sunoco L.P.	5.8%
Cheniere Energy, Inc.	4.0%
Sector Allocation (% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Income Fund
Class A: MLPDX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Income Fund (Class A)	$419	7.90%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2024)
Fund net assets	$3,680.75M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	10%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Western Midstream Partners L.P.	15.1%
Energy Transfer L.P.	14.8%
MPLX L.P.	14.5%
Enterprise Products Partners L.P.	13.3%
Antero Midstream Corp.	8.8%
Plains All American Pipeline L.P.	7.9%
Sunoco L.P.	7.5%
USA Compression Partners L.P.	6.0%
EnLink Midstream LLC	4.9%
Genesis Energy L.P.	2.7%
Sector Allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Income Fund
Class C: MLPRX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Income Fund (Class C)	$458	8.65%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2024)
Fund net assets	$3,680.75M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	10%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Western Midstream Partners L.P.	15.1%
Energy Transfer L.P.	14.8%
MPLX L.P.	14.5%
Enterprise Products Partners L.P.	13.3%
Antero Midstream Corp.	8.8%
Plains All American Pipeline L.P.	7.9%
Sunoco L.P.	7.5%
USA Compression Partners L.P.	6.0%
EnLink Midstream LLC	4.9%
Genesis Energy L.P.	2.7%
Sector Allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Income Fund
Class R: SPNNX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Income Fund (Class R)	$432	8.15%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2024)
Fund net assets	$3,680.75M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	10%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Western Midstream Partners L.P.	15.1%
Energy Transfer L.P.	14.8%
MPLX L.P.	14.5%
Enterprise Products Partners L.P.	13.3%
Antero Midstream Corp.	8.8%
Plains All American Pipeline L.P.	7.9%
Sunoco L.P.	7.5%
USA Compression Partners L.P.	6.0%
EnLink Midstream LLC	4.9%
Genesis Energy L.P.	2.7%
Sector Allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Income Fund
Class Y: MLPZX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Income Fund (Class Y)	$406	7.65%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2024)
Fund net assets	$3,680.75M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	10%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Western Midstream Partners L.P.	15.1%
Energy Transfer L.P.	14.8%
MPLX L.P.	14.5%
Enterprise Products Partners L.P.	13.3%
Antero Midstream Corp.	8.8%
Plains All American Pipeline L.P.	7.9%
Sunoco L.P.	7.5%
USA Compression Partners L.P.	6.0%
EnLink Midstream LLC	4.9%
Genesis Energy L.P.	2.7%
Sector Allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Income Fund
Class R5: SPMQX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Income Fund (Class R5)	$404	7.62%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2024)
Fund net assets	$3,680.75M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	10%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Western Midstream Partners L.P.	15.1%
Energy Transfer L.P.	14.8%
MPLX L.P.	14.5%
Enterprise Products Partners L.P.	13.3%
Antero Midstream Corp.	8.8%
Plains All American Pipeline L.P.	7.9%
Sunoco L.P.	7.5%
USA Compression Partners L.P.	6.0%
EnLink Midstream LLC	4.9%
Genesis Energy L.P.	2.7%
Sector Allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Income Fund
Class R6: OSPMX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Income Fund (Class R6)	$401	7.58%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2024)
Fund net assets	$3,680.75M
Total number of portfolio holdings	26
Portfolio turnover rate as of the end of the reporting period	10%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Western Midstream Partners L.P.	15.1%
Energy Transfer L.P.	14.8%
MPLX L.P.	14.5%
Enterprise Products Partners L.P.	13.3%
Antero Midstream Corp.	8.8%
Plains All American Pipeline L.P.	7.9%
Sunoco L.P.	7.5%
USA Compression Partners L.P.	6.0%
EnLink Midstream LLC	4.9%
Genesis Energy L.P.	2.7%
Sector Allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Select 40 Fund
Class A: MLPFX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Select 40 Fund (Class A)	$428	8.02%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2024)
Fund net assets	$1,890.24M
Total number of portfolio holdings	42
Portfolio turnover rate as of the end of the reporting period	13%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	8.1%
MPLX L.P.	7.4%
Western Midstream Partners L.P.	6.1%
Williams Cos., Inc.	5.5%
Targa Resources Corp.	5.4%
Antero Midstream Corp.	5.4%
Enterprise Products Partners L.P.	5.3%
Genesis Energy L.P.	5.3%
Kinder Morgan, Inc.	5.2%
EnLink Midstream LLC	5.1%
Sector Allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Select 40 Fund
Class C: MLPEX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Select 40 Fund (Class C)	$467	8.77%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2024)
Fund net assets	$1,890.24M
Total number of portfolio holdings	42
Portfolio turnover rate as of the end of the reporting period	13%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	8.1%
MPLX L.P.	7.4%
Western Midstream Partners L.P.	6.1%
Williams Cos., Inc.	5.5%
Targa Resources Corp.	5.4%
Antero Midstream Corp.	5.4%
Enterprise Products Partners L.P.	5.3%
Genesis Energy L.P.	5.3%
Kinder Morgan, Inc.	5.2%
EnLink Midstream LLC	5.1%
Sector Allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Select 40 Fund
Class R: SPMWX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Select 40 Fund (Class R)	$441	8.27%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2024)
Fund net assets	$1,890.24M
Total number of portfolio holdings	42
Portfolio turnover rate as of the end of the reporting period	13%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	8.1%
MPLX L.P.	7.4%
Western Midstream Partners L.P.	6.1%
Williams Cos., Inc.	5.5%
Targa Resources Corp.	5.4%
Antero Midstream Corp.	5.4%
Enterprise Products Partners L.P.	5.3%
Genesis Energy L.P.	5.3%
Kinder Morgan, Inc.	5.2%
EnLink Midstream LLC	5.1%
Sector Allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Select 40 Fund
Class Y: MLPTX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Select 40 Fund (Class Y)	$415	7.77%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2024)
Fund net assets	$1,890.24M
Total number of portfolio holdings	42
Portfolio turnover rate as of the end of the reporting period	13%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	8.1%
MPLX L.P.	7.4%
Western Midstream Partners L.P.	6.1%
Williams Cos., Inc.	5.5%
Targa Resources Corp.	5.4%
Antero Midstream Corp.	5.4%
Enterprise Products Partners L.P.	5.3%
Genesis Energy L.P.	5.3%
Kinder Morgan, Inc.	5.2%
EnLink Midstream LLC	5.1%
Sector Allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Select 40 Fund
Class R5: SPMVX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Select 40 Fund (Class R5)	$414	7.74%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2024)
Fund net assets	$1,890.24M
Total number of portfolio holdings	42
Portfolio turnover rate as of the end of the reporting period	13%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	8.1%
MPLX L.P.	7.4%
Western Midstream Partners L.P.	6.1%
Williams Cos., Inc.	5.5%
Targa Resources Corp.	5.4%
Antero Midstream Corp.	5.4%
Enterprise Products Partners L.P.	5.3%
Genesis Energy L.P.	5.3%
Kinder Morgan, Inc.	5.2%
EnLink Midstream LLC	5.1%
Sector Allocation (% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.

Invesco SteelPath MLP Select 40 Fund
Class R6: OSPSX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Select 40 Fund (Class R6)	$413	7.74%
*	Annualized.
What Are Key Statistics About The Fund?
(as of May 31, 2024)
Fund net assets	$1,890.24M
Total number of portfolio holdings	42
Portfolio turnover rate as of the end of the reporting period	13%
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of May 31, 2024.
Top Ten Holdings (% of net assets)
Energy Transfer L.P.	8.1%
MPLX L.P.	7.4%
Western Midstream Partners L.P.	6.1%
Williams Cos., Inc.	5.5%
Targa Resources Corp.	5.4%
Antero Midstream Corp.	5.4%
Enterprise Products Partners L.P.	5.3%
Genesis Energy L.P.	5.3%
Kinder Morgan, Inc.	5.2%
EnLink Midstream LLC	5.1%
Sector Allocation (% of net assets)
Where Can I Find More Information?
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(b) Not applicable.

Item 2. Code of Ethics

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

Investments in securities of unaffiliated issuers is filed under Item 7 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Semi-Annual Financial Statements and Other Information	May 31, 2024

Invesco SteelPath MLP Alpha Fund

Nasdaq:
A: MLPAX ∎ C: MLPGX ∎ R: SPMGX ∎ Y: MLPOX ∎ R5: SPMHX ∎ R6: OSPAX

2	Schedule of Investments
3	Financial Statements
6	Financial Highlights
12	Notes to Financial Statements
18	Other Information Required in Shareholder Reports

Schedule of Investments

May 31, 2024

(Unaudited)

	Units	Value
Master Limited Partnerships And Related Entities–99.24%
Diversified–47.14%
Energy Transfer L.P.	8,342,403	$130,725,461
Enterprise Products Partners L.P.	3,029,145	86,330,632
MPLX L.P.	3,077,850	125,206,938
ONEOK, Inc.	752,414	60,945,534
Williams Cos., Inc.	981,651	40,748,333
		443,956,898
Gathering & Processing–30.50%
EnLink Midstream LLC	1,874,145	23,782,900
Hess Midstream L.P., Class A	573,651	19,934,372
Targa Resources Corp.	1,035,762	122,458,142
Western Midstream Partners L.P.	3,243,978	121,065,255
		287,240,669
Natural Gas Pipeline Transportation–2.58%
DT Midstream, Inc.	153,311	10,284,102
Enbridge, Inc.(a)	382,134	13,978,462
		24,262,564
Other Energy–8.16%
Cheniere Energy Partners LP	192,568	9,276,000
Cheniere Energy, Inc.	175,054	27,621,771
Sunoco L.P.	782,510	39,908,010
		76,805,781

	Units	Value
Petroleum Pipeline Transportation–10.86%
Delek Logistics Partners L.P.	168,514	$6,676,525
Genesis Energy L.P.	1,273,104	15,939,262
Plains All American Pipeline L.P.	3,622,140	61,612,601
Plains GP Holdings L.P., Class A	1,004,599	18,092,828
		102,321,216
Total Master Limited Partnerships And Related Entities (Cost $903,436,709)		934,587,128

	Shares
Common Stocks–1.03%
Natural Gas Pipeline Transportation–1.03%
Kinetik Holdings, Inc. (Cost $8,016,469)	237,525	9,736,150
Money Market Funds–2.45%
Fidelity Treasury Portfolio, Institutional Class, 5.19% (Cost $23,100,451)(b)	23,100,451	23,100,451
TOTAL INVESTMENTS IN SECURITIES–102.72% (Cost $934,553,629)		967,423,729
OTHER ASSETS LESS LIABILITIES–(2.72)%		(25,623,524)
NET ASSETS–100%		$941,800,205

Notes to Schedule of Investments:

(a)	Foreign security denominated in U.S. dollars.
(b)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

2         Invesco SteelPath MLP Alpha Fund

Statement of Assets and Liabilities

May 31, 2024

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $934,553,629)	$967,423,729
Receivable for:
Investments sold	12,677,267
Fund shares sold	284,562
Dividends	301,348
Investment for trustee deferred compensation and retirement plans	95,585
Prepaid state income tax	280,256
Other assets	88,736
Total assets	981,151,483

Liabilities:
Payable for:
Fund shares reacquired	540,744
Accrued fees to affiliates	1,304,137
Accrued interest expense	587
Accrued trustees’ and officers’ fees and benefits	2,722
Accrued other operating expenses	28,649
Current tax expense	36,910,748
Deferred tax liability, net	468,106
Trustee deferred compensation and retirement plans	95,585
Total liabilities	39,351,278
Net assets applicable to shares outstanding	$941,800,205

Net assets consist of:
Shares of beneficial interest	$1,640,360,732
Distributable earnings (loss), net of taxes	(698,560,527)
$941,800,205

Net Assets:
Class A	$443,581,505
Class C	$90,181,708
Class R	$1,998,916
Class Y	$384,891,183
Class R5	$83,507
Class R6	$21,063,386

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	61,121,682
Class C	14,586,905
Class R	280,613
Class Y	49,680,760
Class R5	11,333
Class R6	2,685,170
Class A:
Net asset value per share	$7.26
Maximum offering price per share (net asset value $7.28 ÷ 94.50%)	$7.68
Class C:
Net asset value and offering price per share	$6.18
Class R:
Net asset value and offering price per share	$7.12
Class Y:
Net asset value and offering price per share	$7.75
Class R5:
Net asset value and offering price per share	$7.37
Class R6:
Net asset value and offering price per share	$7.84

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3         Invesco SteelPath MLP Alpha Fund

Statement of Operations

For the six months ended May 31, 2024

(Unaudited)

Investment income:
Distributions and dividends (net of return of capital distributions of $23,835,407)	$6,836,838
Less: return of capital on distributions and dividends in excess of cost basis	(363,876)
Total investment income	6,472,962

Expenses:
Advisory fees	4,967,454
Administrative services fees	149,186
Custodian fees	17,989
Distribution fees:
Class A	527,773
Class C	465,809
Class R	4,355
Transfer agent fees — A, C, R and Y	541,589
Transfer agent fees — R5	11
Transfer agent fees — R6	2,743
Interest, facilities and maintenance fees	88,102
State income tax expense	6,888
Trustees’ and officers’ fees and benefits	12,630
Registration and filing fees	56,360
Reports to shareholders	108,489
Professional services fees	78,361
Other	9,568
Total expenses, before waivers and deferred taxes	7,037,307
Less: Expenses reimbursed	(228,796)
Net expenses, before deferred taxes	6,808,511
Net investment income (loss), before deferred taxes	(335,549)
Net deferred tax benefit	37,266,724
Current tax (expense)/benefit	(36,910,748)
Net investment income (loss), net of deferred taxes	20,427

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (includes net gain from securities sold to affiliates of $1,501,973)	453,498,527
Net deferred tax (expense) benefit	(105,358,306)
Net realized gain, net of deferred taxes	348,140,221
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(310,352,068)
Net deferred tax (expense) benefit	75,879,676
Net change in net unrealized appreciation (depreciation) of investment securities, net of deferred taxes	(234,472,392)
Net realized and unrealized gain, net of deferred taxes	113,667,829
Net increase in net assets resulting from operations	$113,688,256

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4         Invesco SteelPath MLP Alpha Fund

Statement of Changes in Net Assets

For the six months ended May 31, 2024 and the year ended November 30, 2023

(Unaudited)

	May 31, 2024	November 30, 2023
Operations:
Net investment income (loss), net of deferred taxes	$20,427	$(1,875,548)
Net realized gain, net of deferred taxes	348,140,221	134,154,119
Change in net unrealized appreciation (depreciation), net of deferred taxes	(234,472,392)	14,332,373
Net increase in net assets resulting from operations	113,688,256	146,610,944

Distributions to shareholders from distributable earnings:
Class A	(10,149,433)	(23,476,914)
Class C	(2,597,955)	(7,237,564)
Class R	(42,235)	(68,912)
Class Y	(8,273,985)	(19,352,650)
Class R5	(1,761)	(1,137)
Class R6	(421,695)	(984,124)
Total distributions from distributable earnings	(21,487,064)	(51,121,301)

Share transactions–net:
Class A	(1,120,989)	(8,534,434)
Class C	(14,972,271)	(25,710,731)
Class R	291,508	662,738
Class Y	(5,952,723)	(10,554,146)
Class R5	6,556	56,685
Class R6	1,457,388	(1,101,370)
Net increase (decrease) in net assets resulting from share transactions	(20,290,531)	(45,181,258)
Net increase in net assets	71,910,661	50,308,385

Net assets:
Beginning of period	869,889,544	819,581,159
End of period	$941,800,205	$869,889,544

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5         Invesco SteelPath MLP Alpha Fund

Financial Highlights

	Six Months Ended May 31, 2024 (Unaudited)		Years Ended November 30,
Class A			2023	2022	2021	2020	2019
Per share operating data
Net asset value, beginning of period	$6.56		$5.84	$4.56	$3.58	$5.28	$6.56
Net investment income (loss)(a)	(0.00)		(0.01)	(0.02)	(0.11)	(0.06)	(0.03)
Return of capital(a)	0.15		0.28	0.25	0.24	0.29	0.34
Net realized and unrealized gain (loss)	0.72		0.83	1.42	1.22	(1.42)	(0.93)
Total from investment operations	0.87		1.10	1.65	1.35	(1.19)	(0.62)
Less:
Return of capital	—		—	—	(0.37)	(0.51)	(0.62)
Dividends from net investment income	(0.17)		(0.38)	(0.37)	—	—	(0.04)
Total distributions	(0.17)		(0.38)	(0.37)	(0.37)	(0.51)	(0.66)
Net asset value, end of period	$7.26		$6.56	$5.84	$4.56	$3.58	$5.28
Total return(b)	13.35%		19.67%	37.02%	38.26%	(22.24)%	(10.69)%
Net assets, end of period (000’s omitted)	$443,582		$401,811	$366,201	$274,904	$203,978	$321,237
Portfolio turnover rate	100%		32%	25%	31%	88%	32%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.60	%(c)	1.60%	1.62%	1.65%	1.87%	1.67%
Expense (waivers)	(0.05	)%(c)	(0.06)%	(0.08)%	(0.10)%	(0.13)%	(0.08)%
With fee waivers and/or expense reimbursements, before taxes(d)	1.55	%(c)	1.54%	1.54%	1.55%	1.74%	1.59%
Deferred/current tax expense (benefit)(e)	6.44	%(c)	1.52%	0.85%	1.28%	0.77%	—%
With fee waivers and/or expense reimbursements, after taxes	7.99	%(c)	3.06%	2.39%	2.83%	2.51%	1.59%

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.16	)%(c)	(0.61)%	(0.88)%	(0.92)%	(1.57)%	(0.56)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.11	)%(c)	(0.55)%	(0.80)%	(0.82)%	(1.44)%	(0.48)%
Deferred tax benefit (expense)(f)	0.08	%(c)	0.30%	0.49%	(1.55)%	—%	—%
Ratio of net investment income (loss), after taxes	(0.03	)%(c)	(0.25)%	(0.31)%	(2.37)%	(1.44)%	(0.48)%

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)

Includes interest, borrowing, federal income tax, state income tax and franchise tax expense. Without interest, borrowing, federal income tax, state income tax and franchise tax expense, the net expense ratio would be 1.52% 1.50%, 1.50%, 1.50%, 1.52% and 1.55%, for the six months ended May 31, 2024 and for the years ended November 30, 2023, 2022, 2021, 2020 and 2019, respectively.

(e)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(f)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6         Invesco SteelPath MLP Alpha Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2024 (Unaudited)		Years Ended November 30,
Class C			2023	2022	2021	2020	2019
Per share operating data
Net asset value, beginning of period	$5.63		$5.11	$4.05	$3.23	$4.87	$6.14
Net investment income (loss)(a)	(0.02)		(0.05)	(0.05)	(0.12)	(0.08)	(0.07)
Return of capital(a)	0.13		0.24	0.22	0.21	0.27	0.31
Net realized and unrealized gain (loss)	0.61		0.71	1.26	1.10	(1.32)	(0.85)
Total from investment operations	0.72		0.90	1.43	1.19	(1.13)	(0.61)
Less:
Return of capital	—		—	—	(0.37)	(0.51)	(0.62)
Dividends from net investment income	(0.17)		(0.38)	(0.37)	—	—	(0.04)
Total distributions	(0.17)		(0.38)	(0.37)	(0.37)	(0.51)	(0.66)
Net asset value, end of period	$6.18		$5.63	$5.11	$4.05	$3.23	$4.87
Total return(b)	12.89%		18.53%	36.24%	37.41%	(22.94)%	(11.29)%
Net assets, end of period (000’s omitted)	$90,182		$96,411	$113,059	$122,076	$143,085	$266,485
Portfolio turnover rate	100%		32%	25%	31%	88%	32%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	2.35	%(c)	2.35%	2.37%	2.40%	2.62%	2.44%
Expense (waivers)	(0.05	)%(c)	(0.06)%	(0.08)%	(0.10)%	(0.13)%	(0.08)%
With fee waivers and/or expense reimbursements, before taxes(d)	2.30	%(c)	2.29%	2.29%	2.30%	2.49%	2.36%
Deferred/current tax expense (benefit)(e)	6.44	%(c)	1.52%	0.85%	1.28%	0.77%	—%
With fee waivers and/or expense reimbursements, after taxes	8.74	%(c)	3.81%	3.14%	3.58%	3.26%	2.36%

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.91	)%(c)	(1.36)%	(1.63)%	(1.67)%	(2.32)%	1.33%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.86	)%(c)	(1.30)%	(1.55)%	(1.57)%	(2.19)%	(1.25)%
Deferred tax benefit (expense)(f)	0.08	%(c)	0.30%	0.49%	(1.55)%	—%	—%
Ratio of net investment income (loss), after taxes	(0.78	)%(c)	(1.00)%	(1.06)%	(3.12)%	(2.19)%	(1.25)%

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)

Includes interest, borrowing, federal income tax, state income tax and franchise tax expense. Without interest, borrowing, federal income tax, state income tax and franchise tax expense, the net expense ratio would be 2.26%, 2.25%, 2.25%, 2.25%, 2.28% and 2.32%, for the six months ended May 31, 2024 and for the years ended November 30, 2023, 2022, 2021, 2020 and 2019, respectively.

(e)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(f)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7         Invesco SteelPath MLP Alpha Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2024 (Unaudited)		Years Ended November 30,				Period ended November 30, 2019(a)
Class R			2023	2022	2021	2020
Per share operating data
Net asset value, beginning of period	$6.45		$5.77	$4.51	$3.55	$5.27	$6.80
Net investment income (loss)(b)	(0.01)		(0.03)	(0.03)	(0.12)	(0.06)	(0.02)
Return of capital(b)	0.15		0.28	0.25	0.24	0.28	0.16
Net realized and unrealized gain (loss)	0.70		0.81	1.41	1.21	(1.43)	(1.29)
Total from investment operations	0.84		1.06	1.63	1.33	(1.21)	(1.15)
Less:
Return of capital	—		—	—	(0.37)	(0.51)	(0.36)
Dividends from net investment income	(0.17)		(0.38)	(0.37)	—	—	(0.02)
Total distributions	(0.17)		(0.38)	(0.37)	(0.37)	(0.51)	(0.38)
Net asset value, end of period	$7.12		$6.45	$5.77	$4.51	$3.55	$5.27
Total return(c)	13.11%		19.21%	36.99%	38%	(22.69)%	(17.44)%
Net assets, end of period (000’s omitted)	$1,999		$1,534	$724	$374	$200	$87
Portfolio turnover rate	100%		32%	25%	31%	88%	32%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.85	%(d)	1.85%	1.87%	1.90%	2.12%	1.93	%(d)
Expense (waivers)	(0.05	)%(d)	(0.06)%	(0.08)%	(0.10)%	(0.13)%	(0.09	)%(d)
With fee waivers and/or expense reimbursements, before taxes(e)	1.80	%(d)	1.79%	1.79%	1.80%	1.99%	1.84	%(d)
Deferred/current tax expense (benefit)(f)	6.44	%(d)	1.52%	0.85%	1.28%	0.77%	—	%(d)
With fee waivers and/or expense reimbursements, after taxes	8.24	%(d)	3.31%	2.64%	3.08%	2.76%	1.84	%(d)

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.41	)%(d)	(0.86)%	(1.13)%	(1.17)%	(1.82)%	(0.82	)%(d)
Net of expense (waivers) and before deferred tax benefit (expense)	(0.36	)%(d)	(0.80)%	(1.05)%	(1.07)%	(1.69)%	(0.73	)%(d)
Deferred tax benefit (expense)(g)	0.08	%(d)	0.30%	0.49%	(1.55)%	—%	—	%(d)
Ratio of net investment income (loss), after taxes	(0.28	)%(d)	(0.50)%	(0.56)%	(2.62)%	(1.69)%	(0.73	)%(d)

(a)	Commencement date after the close of business on May 24, 2019.
(b)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Annualized.
(e)

Includes interest, borrowing, federal income tax, state income tax and franchise tax expense. Without interest, borrowing, federal income tax, state income tax and franchise tax expense, the net expense ratio would be 1.76% 1.75%, 1.75%, 1.75%, 1.76% and 1.80%, for the six months ended May 31, 2024 and for the years ended November 30, 2023, 2022, 2021 and 2020 and the period ended November 30, 2019, respectively.

(f)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(g)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8         Invesco SteelPath MLP Alpha Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2024 (Unaudited)		Years Ended November 30,
Class Y			2023	2022	2021	2020	2019
Per share operating data
Net asset value, beginning of period	$6.98		$6.18	$4.79	$3.74	$5.48	$6.76
Net investment income (loss)(a)	0.01		0.00	0.00	(0.10)	(0.05)	(0.01)
Return of capital(a)	0.16		0.30	0.26	0.25	0.31	0.35
Net realized and unrealized gain (loss)	0.77		0.77	1.50	1.27	(1.49)	(0.96)
Total from investment operations	0.94		1.18	1.76	1.42	(1.23)	(0.62)
Less:
Return of capital	—		—	—	(0.37)	(0.51)	(0.62)
Dividends from net investment income	(0.17)		(0.38)	(0.37)	—	—	(0.04)
Total distributions	(0.17)		(0.38)	(0.37)	(0.37)	(0.51)	(0.66)
Net asset value, end of period	$7.75		$6.98	$6.18	$4.79	$3.74	$5.48
Total return(b)	13.55%		19.88%	37.55%	38.50%	(22.15)%	(10.36)%
Net assets, end of period (000’s omitted)	$384,891		$352,339	$322,851	$264,856	$239,896	$555,814
Portfolio turnover rate	100%		32%	25%	31%	88%	32%

Ratios/ supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.35	%(c)	1.35%	1.37%	1.40%	1.62%	1.42%
Expense (waivers)	(0.05	)%(c)	(0.06)%	(0.08)%	(0.10)%	(0.13)%	(0.09)%
With fee waivers and/or expense reimbursements, before taxes(d)	1.30	%(c)	1.29%	1.29%	1.30%	1.49%	1.33%
Deferred/current tax expense (benefit)(e)	6.44	%(c)	1.52%	0.85%	1.28%	0.77%	—%
With fee waivers and/or expense reimbursements, after taxes	7.74	%(c)	2.81%	2.14%	2.58%	2.26%	1.33%

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	0.09	%(c)	(0.36)%	(0.63)%	(0.67)%	(1.32)%	(0.31)%
Net of expense (waivers) and before deferred tax benefit (expense)	0.13	%(c)	(0.30)%	(0.55)%	(0.57)%	(1.19)%	(0.22)%
Deferred tax benefit (expense)(f)	0.08	%(c)	0.30%	0.49%	(1.55)%	—%	—%
Ratio of net investment income (loss), after taxes	0.21	%(c)	0.00%	(0.06)%	(2.12)%	(1.19)%	(0.22)%

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)

Includes interest, borrowing, federal income tax, state income tax and franchise tax expense. Without interest, borrowing, federal income tax, state income tax and franchise tax expense, the net expense ratio would be 1.27% 1.25%, 1.25%, 1.25%, 1.27% and 1.29%, for the six months ended May 31, 2024 and for the years ended November 30, 2023, 2022, 2021, 2020 and 2019, respectively.

(e)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(f)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9         Invesco SteelPath MLP Alpha Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2024 (Unaudited)		Years Ended November 30,						Period ended November 30, 2019(a)
Class R5			2023	2022		2021		2020
Per share operating data
Net asset value, beginning of period	$6.64		$5.90	$4.59		$3.59		$5.29	$6.80
Net investment income (loss)(b)	0.01		0.00	0.00		(0.10)		(0.05)	(0.01)
Return of capital(b)	0.15		0.29	0.25		0.24		0.29	0.17
Net realized and unrealized gain (loss)	0.74		0.83	1.43		1.23		(1.43)	(1.29)
Total from investment operations	0.90		1.12	1.68		1.37		(1.19)	(1.13)
Less:
Return of capital	—		—	—		(0.37)		(0.51)	(0.36)
Dividends from net investment income	(0.17)		(0.38)	(0.37)		—		—	(0.02)
Total distributions	(0.17)		(0.38)	(0.37)		(0.37)		(0.51)	(0.38)
Net asset value, end of period	$7.37		$6.64	$5.90		$4.59		$3.59	$5.29
Total return(c)	13.65%		19.81%	37.45%		38.72%		(22.20)%	(17.13)%
Net assets, end of period (000’s omitted)	$84		$69	$9		$7		$5	$8
Portfolio turnover rate	100%		32%	25%		31%		88%	32%

Ratios/ supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.24	%(d)	1.25%	1.26%		1.29%		1.49%	1.30	%(d)
Expense (waivers)	—	%(d)	(0.01)%	—	%(e)	—	%(e)	(0.01)%	—	%(d)
With fee waivers and/or expense reimbursements, before taxes(f)	1.24	%(d)	1.24%	1.26%		1.29%		1.48%	1.30	%(d)
Deferred/current tax expense (benefit)(g)	6.44	%(d)	1.52%	0.85%		1.28%		0.77%	—	%(d)
With fee waivers and/or expense reimbursements, after taxes	7.68	%(d)	2.76%	2.11%		2.57%		2.25%	1.30	%(d)

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	0.20	%(d)	(0.26)%	(0.52)%		(0.56)%		(1.19)%	(0.19	)%(d)
Net of expense (waivers) and before deferred tax benefit (expense)	0.19	%(d)	(0.25)%	(0.52)%		(0.56)%		(1.18)%	(0.19	)%(d)
Deferred tax benefit (expense)(h)	0.08	%(d)	0.30%	0.49%		(1.55)%		—%	—	%(d)
Ratio of net investment income (loss), after taxes	0.27	%(d)	0.05%	(0.03)%		(2.11)%		(1.18)%	(0.19	)%(d)

(a)	Commencement date after the close of business on May 24, 2019.
(b)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Annualized.
(e)	Rounds to less than (0.01)%.
(f)

Includes interest, borrowing, federal income tax, state income tax and franchise tax expense. Without interest, borrowing, federal income tax, state income tax and franchise tax expense, the net expense ratio would be 1.27% 1.21%, 1.22%, 1.24%, 1.26% and 1.26%, for the six months ended May 31, 2024 and for the years ended November 30, 2023, 2022, 2021 and 2020 and the period ended November 30, 2019, respectively.

(g)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(h)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10         Invesco SteelPath MLP Alpha Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2024 (Unaudited)		Years Ended November 30,
Class R6			2023	2022	2021	2020	2019
Per share operating data
Net asset value, beginning of period	$7.06		$6.25	$4.84	$3.77	$5.51	$6.80
Net investment income (loss)(a)	0.01		0.00	0.00	(0.10)	(0.05)	(0.01)
Return of capital(a)	0.16		0.30	0.26	0.25	0.32	0.36
Net realized and unrealized gain (loss)	0.78		0.89	1.52	1.29	(1.50)	(0.98)
Total from investment operations	0.95		1.19	1.78	1.44	(1.23)	(0.63)
Less:
Return of capital	—		—	—	(0.37)	(0.51)	(0.62)
Dividends from net investment income	(0.17)		(0.38)	(0.37)	—	—	(0.04)
Total distributions	(0.17)		(0.38)	(0.37)	(0.37)	(0.51)	(0.66)
Net asset value, end of period	$7.84		$7.06	$6.25	$4.84	$3.77	$5.51
Total return(b)	13.54%		19.83%	37.59%	38.74%	(22.03)%	(10.45)%
Net assets, end of period (000’s omitted)	$21,063		$17,725	$16,738	$14,333	$13,194	$38,414
Portfolio turnover rate	100%		32%	25%	31%	88%	32%

Ratios/ supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.24	%(c)	1.25%	1.26%	1.29%	1.49%	1.27%
Expense (waivers)	(0.03	)%(c)	(0.03)%	(0.03)%	(0.05)%	(0.06)%	—%
With fee waivers and/or expense reimbursements, before taxes(d)	1.21	%(c)	1.22%	1.23%	1.24%	1.43%	1.27%
Deferred/current tax expense (benefit)(e)	6.44	%(c)	1.52%	0.85%	1.28%	0.77%	-%
With fee waivers and/or expense reimbursements, after taxes	7.65	%(c)	2.74%	2.08%	2.52%	2.20%	1.27%

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	0.20	%(c)	(0.26)%	(0.52)%	(0.56)%	(1.19)%	(0.16)%
Net of expense (waivers) and before deferred tax benefit (expense)	0.22	%(c)	(0.23)%	(0.49)%	(0.51)%	(1.13)%	(0.16)%
Deferred tax benefit (expense)(f)	0.08	%(c)	0.30%	0.49%	(1.55)%	—%	—%
Ratio of net investment income (loss), after taxes	0.30	%(c)	0.07%	0.00%	(2.06)%	(1.13)%	(0.16)%

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)

Includes interest, borrowing, federal income tax, state income tax and franchise tax expense. Without interest, borrowing, federal income tax, state income tax and franchise tax expense, the net expense ratio would be 1.19%, 1.19%, 1.19%, 1.19%, 1.21% and 1.23%, for the six months ended May 31, 2024 and for the years ended November 30, 2023, 2022, 2021, 2020 and 2019, respectively.

(e)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(f)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11         Invesco SteelPath MLP Alpha Fund

Notes to Financial Statements

May 31, 2024

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco SteelPath MLP Alpha Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and

12         Invesco SteelPath MLP Alpha Fund

unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders – Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America (“GAAP”), are recorded on the ex-dividend date. The Fund’s dividend distribution policy is intended to provide monthly distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the master limited partnerships (”MLPs”) in which it invests. The Fund generally pays out dividends that over time approximate the distributions received from the Fund’s portfolio investments based on, among other considerations, distributions the Fund actually received from portfolio investments, distributions it would have received if it had been fully invested at all times, and estimated future cash flows. Such dividends are not tied to the Fund’s investment income and may not represent yield or investment return on the Fund’s portfolio. To the extent that the dividends paid exceed the distributions the Fund receives from its underlying investments, the Fund’s assets will be reduced. The Fund’s tendency to pay out a consistent dividend may change, and the Fund’s level of distributions may increase or decrease.

The estimated characterization of the distributions paid will be either a qualified dividend or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year.

E.

Master Limited Partnerships – The Fund primarily invests in MLPs. MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund principally invests in MLPs that derive their revenue primarily from businesses involved in the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“energy infrastructure MLPs”). The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly. The Fund also will concentrate its investments in the energy sector. Energy infrastructure MLPs are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including a decrease in production or reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing; changes in energy commodity prices; a sustained reduced demand for crude oil, natural gas and refined petroleum products; depletion of natural gas reserves or other commodities if not replaced; natural disasters, extreme weather and environmental hazards; rising interest rates, how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. In addition, taxes, government regulation, international politics, price, and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for energy infrastructure MLPs.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Return of Capital – Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

G.

Federal Income Taxes – The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but will rather be taxed as a corporation. The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations. In addition, as a regular corporation, the Fund may be subject to state and local taxes in jurisdictions in which the MLPs operate.

The Fund intends to invest its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLPs’ taxable income in computing its own taxable income. The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates.

Taxes include current and deferred taxes. Current taxes reflect the estimated tax liability of the Fund as of a measurement date based on taxable income. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains (losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses (“NOL”) and capital loss carryforwards.

13         Invesco SteelPath MLP Alpha Fund

Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if, based on the evaluation criterion provided by ASC 740, Income Taxes, it is more-likely-than-not some portion or all of the deferred tax asset will not be realized.

In determining a valuation allowance, the Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carryforward periods and the associated risk that operating loss and capital loss carryforwards were limited as a result of shareholder transactions or were likely to expire unused, and unrealized gains and losses on investments. Consideration was also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions.

Through the consideration of these factors, the Fund may determine that it is more likely than not that the Fund’s deferred tax assets will not be realized through future taxable income of the appropriate character. As a result, the Fund may be required to record a valuation allowance with respect to its deferred tax assets that are not considered to be realizable.

From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on or expirations of the Fund’s NOL and capital loss carryovers (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.

The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax liability or asset. Such estimates are made in good faith. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax liability or asset.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations.

The Fund files income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on its tax returns. Furthermore, management of the Fund is not aware of any uncertain tax positions for which it is reasonably possible that the total amount of unrecognized tax benefit will significantly change in the next 12 months. Generally, the Fund is subject to examinations by taxing authorities for up to three years after the filing of the return for the tax period. All relevant periods are still open for examination.

H.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

I.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit.

J.

Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

K.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

L.	Other Risks – Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*
First $3 billion	1.10%
Next $2 billion	1.08%
Over $5 billion	1.05%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended May 31, 2024, the effective advisory fee rate incurred by the Fund was 1.10%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

Effective April 1, 2024, the Adviser has contractually agreed, through at least March 31, 2025, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.57%, 2.32%, 1.82%, 1.32%, 1.32% and 1.32%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to April 1, 2024, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.24% and 1.19%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees;

14         Invesco SteelPath MLP Alpha Fund

(2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on March 31, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the six months ended May 31, 2024, the Adviser contractually reimbursed class level expenses of $107,896, $23,705, $447, $93,802, $–, and $2,946 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into an administration and fund accounting agreement with UMB Fund Services, Inc. (“UMB”) pursuant to which UMB shall provide administration and fund accounting services to the Fund. The Trust and the Adviser have entered into a Master Administrative Services Agreement (“Administrative Services Agreement”) pursuant to which the Adviser may perform or arrange for the provision of certain accounting and other administrative services to the Fund which are not required to be performed by the Adviser under the Investment Advisory Agreement. The Adviser may only receive fees for administrative services under the Administrative Services Agreement to the extent that those fees assessed under the agreement are in excess of the fees paid to UMB. For the six months ended May 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Additionally, Invesco has entered into service agreements whereby UMB Bank, n.a., serves as custodian to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended May 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended May 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended May 31, 2024, IDI advised the Fund that IDI retained $23,864 in front-end sales commissions from the sale of Class A shares and $95 and $1,789 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended May 31, 2024, the Fund incurred $1,340 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2024, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended May 31, 2024, the Fund engaged in securities sales of $9,553,444, which resulted in net realized gain of $1,501,973.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

15         Invesco SteelPath MLP Alpha Fund

NOTE 6—Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $400 million, collectively by certain Invesco Funds, and which will expire on September 25, 2024. The Fund is permitted to borrow up to the lesser of one-third of the Fund’s total assets, or the maximum amount permitted pursuant to the Fund’s investment limitations. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the six months ended May 31, 2024, the Fund did not borrow under this agreement.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with UMB Bank, n.a., the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Distributions and Tax Information

Tax Character of Distributions to Shareholders Paid During the Six Months Ended May 31, 2024 and the Fiscal Year Ended November 30, 2023:

	May 31, 2024	November 30, 2023
Ordinary income	$21,487,064	$51,121,301
Total distributions	$21,487,064	$51,121,301

For the six months ended May 31, 2024, the federal income tax rate is 21%. The Fund is currently using an estimated rate of 1.0% for state and local tax, net of federal tax expense.

The Fund’s income tax provision consists of the following as of May 31, 2024:

Current tax (expense) benefit
Federal	$(36,910,748)
State	—
Total current tax (expense) benefit	$(36,910,748)

Deferred tax (expense) benefit
Federal	$4,895,046
State	883,592
Valuation allowance	2,009,456
Total deferred tax (expense) benefit	$7,788,094

The reconciliation between the federal statutory income tax rate of 21% and the tax effect on net investment income (loss) and realized and unrealized gain (loss) follows:

	Amount	% Effect
Application of federal statutory income tax rate	$(29,990,291)	(21.00)%
State income taxes net of federal benefit	(1,428,110)	(1.00)%
Effect of state tax rate change	(77,413)	(0.05)%
Effect of permanent differences	928,727	0.65%
Return to provision adjustments	(565,023)	(0.40)%
Change in valuation allowance	2,009,456	1.41%
Total income tax (expense) benefit	$(29,122,654)	(20.39)%

For the six months ended May 31, 2024 the Fund’s tax effect on net investment income (loss) and realized and unrealized gain (loss) of (7.78)% differed from the combined federal and state statutory tax rate of (22.00)% due in large part to the change in valuation allowance primarily as a result of the change in unrealized appreciation.

Components of the Fund’s deferred tax assets and liabilities as of May 31, 2024 are as follows:

Deferred tax assets:
Net operating loss carryforward (tax basis) — Federal	$—
Net operating loss carryforward (tax basis) — State	3,606,128
Excess Business Interest expense carryforward	1,523,706
Capital loss carryforward (tax basis)	47,848,984
Book to tax differences — Income recognized from MLPs	4,852,683
Valuation allowance	(44,517,792)
Total deferred tax asset	$13,313,709

Deferred tax liabilities:
Net unrealized gains on investment securities (tax basis)	$(12,231,310)
Book to tax difference — Income Carryforward Adjustment	(1,550,505)
Total deferred tax liability	(13,781,815)
Total net deferred tax asset (liability)	$(468,106)

16         Invesco SteelPath MLP Alpha Fund

As of May 31, 2024, the Fund does not have net operating loss carryforwards for federal income tax purposes.

As of May 31, 2024, the Fund has net capital loss carryforwards for federal income tax purposes, which may be carried forward for 5 years, as follows:

Expiration Date
11/30/2025	$178,218,413
11/30/2026	39,276,969
Total	$217,495,382

During the six months ended May 31, 2024, the Fund estimates that it will utilize $95,005,592 of capital loss carryforward.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended May 31, 2024 was $885,985,651 and $918,451,212 respectively.

As of May 31, 2024, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Gross Unrealized Appreciation	$50,492,017
Gross Unrealized Depreciation	(12,729,421)
Net Unrealized Appreciation on Investments	$37,762,596

Cost of investments for tax purposes is $929,661,133.

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended May 31, 2024(a)		Year ended November 30, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	1,999,124	$13,777,793	3,806,076	$22,514,803
Class C	588,810	3,536,331	1,106,071	5,800,706
Class R	44,636	306,363	114,059	672,409
Class Y	4,466,868	32,810,754	9,191,836	58,087,195
Class R5	1,023	7,352	8,918	56,126
Class R6	441,933	3,430,966	202,600	1,284,125
Issued as reinvestment of dividends:
Class A	886,399	6,170,736	2,576,908	15,430,483
Class C	219,736	1,308,430	839,370	4,340,757
Class R	6,206	42,235	11,640	68,879
Class Y	572,882	4,266,852	1,845,819	11,746,705
Class R5	217	1,521	90	589
Class R6	21,450	163,471	78,383	505,545
Automatic conversion of Class C shares to Class A shares:
Class A	1,889,497	13,079,108	3,765,081	22,335,894
Class C	(2,208,629)	(13,079,108)	(4,342,618)	(22,335,894)
Reacquired:
Class A	(4,948,756)	(34,148,626)	(11,525,047)	(68,815,614)
Class C	(1,143,191)	(6,737,924)	(2,618,696)	(13,516,300)
Class R	(8,248)	(57,090)	(13,225)	(78,550)
Class Y	(5,847,113)	(43,030,329)	(12,769,673)	(80,388,046)
Class R5	(356)	(2,317)	(4)	(30)
Class R6	(288,149)	(2,137,049)	(450,069)	(2,891,040)
Net increase (decrease) in share activity	(3,305,661)	$(20,290,531)	(8,172,481)	$(45,181,258)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Subsequent Event

Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors.

17         Invesco SteelPath MLP Alpha Fund

Other Information Required in Shareholder Reports

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.

Item 11. Statement Regarding Basis of Approval for Investment Advisory Contracts

Not applicable.

18         Invesco SteelPath MLP Alpha Fund

SEC file numbers: 811-05426 and 033-19338	Invesco Distributors, Inc.	O-SPMA-NCSRS

Semi-Annual Financial Statements and Other Information	May 31, 2024

Invesco SteelPath MLP Alpha Plus Fund

Nasdaq:
A: MLPLX ∎ C: MLPMX ∎ R: SPMJX ∎ Y: MLPNX ∎ R5: SPMPX ∎ R6: OSPPX

2	Schedule of Investments
3	Financial Statements
7	Financial Highlights
13	Notes to Financial Statements
20	Other Information Required in Shareholder Reports

Schedule of Investments

May 31, 2024

(Unaudited)

	Units	Value
Master Limited Partnerships And Related Entities–135.93%
Diversified–64.52%
Energy Transfer L.P.(a)	2,886,651	$45,233,818
Enterprise Products Partners L.P.(a)	1,048,500	29,882,250
MPLX L.P.(a)	1,061,912	43,198,580
ONEOK, Inc.(a)	255,275	20,677,275
Williams Cos., Inc.(a)	339,414	14,089,075
		153,080,998
Gathering & Processing–41.82%
EnLink Midstream LLC(a)	640,208	8,124,240
Hess Midstream L.P., Class A(a)	198,311	6,891,307
Targa Resources Corp.(a)	358,055	42,332,843
Western Midstream Partners L.P.(a)	1,121,773	41,864,572
		99,212,962
Natural Gas Pipeline Transportation–3.46%
DT Midstream, Inc.(a)	52,363	3,512,510
Enbridge, Inc.(b)	128,636	4,705,505
		8,218,015
Other Energy–11.16%
Cheniere Energy Partners LP(a)	67,995	3,275,319
Cheniere Energy, Inc.(a)	59,567	9,399,077
Sunoco L.P.(a)	270,657	13,803,507
		26,477,903

	Units	Value
Petroleum Pipeline Transportation–14.97%
Delek Logistics Partners L.P.	57,010	$2,258,736
Genesis Energy L.P.(a)	453,629	5,679,435
Plains All American Pipeline L.P.(a)	1,252,539	21,305,688
Plains GP Holdings L.P., Class A(a)	347,672	6,261,573
		35,505,432
Total Master Limited Partnerships And Related Entities (Cost $221,978,460)		322,495,310

	Shares
Common Stocks And Other Equity Interests–1.39%
Natural Gas Pipeline Transportation–1.39%
Kinetik Holdings, Inc. (Cost $2,753,514)	80,333	3,292,849
TOTAL INVESTMENTS IN SECURITIES–137.32% (Cost $224,731,974)		325,788,159
OTHER ASSETS LESS LIABILITIES–(3.81)%		(9,041,670)
BORROWINGS–(33.51)%		(79,500,000)
NET ASSETS–100%		$237,246,489

Notes to Schedule of Investments:

(a)

As of May 31, 2024, all or a portion of the security has been pledged as collateral for a Fund loan. The market value of the securities in the pledged account totaled $175,447,419 as of May 31, 2024. The loan agreement requires continuous collateral whether the loan has a balance or not. See Note 6 of the Notes to Financial Statements for additional information.

(b)	Foreign security denominated in U.S. dollars.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

2         Invesco SteelPath MLP Alpha Plus Fund

Statement of Assets and Liabilities

May 31, 2024

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (cost $224,731,974)	$325,788,159
Receivable for:
Investments sold	7,532,107
Fund shares sold	84,487
Dividends	89,748
Investment for trustee deferred compensation and retirement plans	38,854
Prepaid state income taxes	16,045
Other Assets	99,679
Total assets	333,649,079

Liabilities:
Payables for:
Borrowings	79,500,000
Fund shares reacquired	111,966
Accrued fees to affiliates	354,698
Accrued interest expense	433,741
Amount due to custodian	54,264
Accrued trustees’ and officers’ fees and benefits	1,042
Accrued other operating expenses	119,459
Current tax expense	2,495,138
Deferred tax liability, net	13,293,428
Trustee deferred compensation and retirement plans	38,854
Total liabilities	96,402,590
Net Assets applicable to shares outstanding	$237,246,489

Net assets consist of:
Shares of beneficial interest	$290,332,576
Distributable earnings (loss), net of taxes	(53,086,087)
$237,246,489

Net Assets:
Class A	$127,234,724
Class C	$39,619,724
Class R	$4,505,697
Class Y	$65,512,178
Class R5	$9,358
Class R6	$364,808

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	25,238,143
Class C	9,345,906
Class R	906,154
Class Y	12,224,857
Class R5	1,818
Class R6	66,179
Class A:
Net asset value per share	$5.04
Maximum offering price per share (net asset value of $5.04 ÷ 94.50%)	$5.33
Class C:
Net asset value and offering price per share	$4.24
Class R:
Net asset value and offering price per share	$4.97
Class Y:
Net asset value and offering price per share	$5.36
Class R5:
Net asset value and offering price per share	$5.15
Class R6:
Net asset value and offering price per share	$5.51

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3         Invesco SteelPath MLP Alpha Plus Fund

Statement of Operations

For the six months ended May 31, 2024

(Unaudited)

Investment Income:
Distributions and dividends	$9,835,332
Less: return of capital on distributions and dividends	(7,896,640)
Total investment income	1,938,692

Expenses:
Advisory fees	1,326,014
Administrative services fees	52,492
Custodian fees	1,095
Distribution Fees:
Class A	139,274
Class C	186,600
Class R	9,570
Transfer agent fees — A, C, R and Y	106,961
Transfer agent fees — R5	2
Transfer agent fees — R6	86
Interest, facilities and maintenance fees	2,288,817
State income tax expense	1,492
Trustees’ and officers’ fees and benefits	10,121
Registration and filing fees	49,231
Professional services fees	72,596
Other	28,070
Total expenses, before waivers and deferred taxes	4,272,421
Less: Fees waived and expenses reimbursed	(4,540)
Net expenses, before deferred taxes	4,267,881
Net investment income (loss), before deferred taxes	(2,329,189)
Net deferred tax benefit	2,397,777
Current tax (expense) benefit	(1,664,437)
Net investment income (loss), net of deferred taxes	(1,595,849)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (includes net gains from securities sold to affiliates of $160,929)	12,296,291
Net deferred tax (expense) benefit	(2,705,184)
Net realized gain, net of deferred taxes	9,591,107
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	33,615,975
Net deferred tax (expense) benefit	(7,395,514)
Net change in unrealized appreciation of investment securities, net of deferred taxes	26,220,461
Net realized and unrealized gain, net of deferred taxes	35,811,568
Net increase in net assets resulting from operations	$34,215,719

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4         Invesco SteelPath MLP Alpha Plus Fund

Statement of Changes in Net Assets

For the six months ended May 31, 2024 and the year ended November 30, 2023

(Unaudited)

	May 31, 2024	November 30, 2023
Operations:
Net investment income (loss), net of deferred taxes	$(1,595,849)	$(3,249,004)
Net realized gain, net of deferred taxes	9,591,107	40,386,729
Change in net unrealized appreciation (depreciation), net of deferred taxes	26,220,461	(1,961,199)
Net increase in net assets resulting from operations	34,215,719	35,176,526

Distribution to shareholders from distributable earnings:
Class A	(2,717,536)	(5,734,229)
Class C	(1,070,962)	(2,577,039)
Class R	(94,431)	(168,892)
Class Y	(1,348,728)	(3,381,395)
Class R5	(240)	(504)
Class R6	(14,942)	(36,922)
Total distributions to shareholders from distributable earnings	(5,246,839)	(11,898,981)

Share transactions–net:
Class A	9,222,430	2,233,328
Class C	(2,395,203)	(15,398,128)
Class R	597,765	1,093,058
Class Y	3,974,074	(20,770,361)
Class R5	(6,724)	6,507
Class R6	(122,399)	126,579
Net increase (decrease) in net assets resulting from share transactions	11,269,943	(32,709,017)
Net increase (decrease) in net assets	40,238,823	(9,431,472)

Net Assets:
Beginning of period	197,007,666	206,439,138
End of period	$237,246,489	$197,007,666

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5         Invesco SteelPath MLP Alpha Plus Fund

Statement of Cash Flows

For the six months ended May 31, 2024

(Unaudited)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$34,215,719

Adjustments to reconcile the change in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments	(73,308,870)
Proceeds from sales of investments	38,744,160
Distributions from Master Limited Partnerships	7,896,640
Net realized gain on investment securities	(12,296,291)
Net change in unrealized appreciation on investment securities	(33,615,975)
Change in operating assets and liabilities:
Decrease in receivable prepaid taxes	51
Decrease in receivables and other assets	11,484
Increase in current and deferred tax liability	8,520,862
Increase in accrued expenses and other payables	133,348
Net cash provided by operating activities	(29,698,872)

Cash provided by (used in) financing activities:
Dividends paid to shareholders from distributable earnings	(1,665,040)
Proceeds from shares of beneficial interest sold	32,522,362
Disbursements from shares of beneficial interest reacquired	(24,806,753)
Proceeds from borrowing	18,500,000
Bank overdraft, due to custodian	54,264
Net cash provided by financing activities	24,604,833
Net decrease in cash and cash equivalents	(5,094,039)
Cash and cash equivalents at beginning of period	5,094,039
Cash and cash equivalents at end of period	$0

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$3,581,799

Supplemental disclosure of cash flow information:
Cash paid during the period for taxes	$53,049
Cash paid during the period for interest, facilities and maintenance fees	$1,797,287

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6         Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights

	Six Months Ended May 31, 2024		Years Ended November 30,
Class A	(Unaudited)		2023	2022	2021	2020	2019
Per share operating data
Net asset value, beginning of period	$4.40		$3.85	$2.73	$1.95	$3.77	$5.04
Net investment income (loss)(a)	(0.03)		(0.07)	(0.02)	(0.03)	(0.05)	(0.07)
Return of capital(a)	0.14		0.25	0.22	0.19	0.23	0.35
Net realized and unrealized gains (losses)	0.64		0.62	1.17	0.87	(1.55)	(0.89)
Total from investment operations	0.75		0.80	1.37	1.03	(1.37)	(0.61)
Less:
Return of capital	—		—	—	(0.22)	(0.45)	(0.44)
Dividends from net investment income	(0.11)		(0.25)	(0.25)	(0.03)	—	(0.22)
Total distributions	(0.11)		(0.25)	(0.25)	(0.25)	(0.45)	(0.66)
Net asset value, end of period	$5.04		$4.40	$3.85	$2.73	$1.95	$3.77
Total return(b)	17.37%		21.90%	51.36%	53.66%	(36.31)%	(14.18)%
Net assets, end of period (000’s omitted)	$127,235		$102,689	$88,038	$55,512	$31,002	$42,952
Portfolio turnover rate	16%		42%	43%	42%	148%	52%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	3.95	%(d)	3.97%	2.64%	2.56%	3.36%	3.28%
Expense (waivers)(c)	0.00	%(d)	(0.14)%	(0.25)%	(0.40)%	(0.63)%	(0.26)%
With fee waiver and/or expense reimbursement, before taxes(e)	3.95	%(d)	3.83%	2.39%	2.16%	2.73%	3.02%
Deferred/current tax expense (benefit)(f)	8.81	%(d)	4.09%	0.00%	—%	—%	—%
With fee waivers and/or expense reimbursements, after taxes	12.76	%(d)	7.92%	2.39%	2.16%	2.73%	3.02%

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	(2.13	)%(d)	(2.68)%	(1.68)%	(1.67)%	(3.01)%	(1.76)%
Net of expense (waivers) and before deferred tax benefit (expense)	(2.13	)%(d)	(2.54)%	(1.43)%	(1.27)%	(2.38)%	(1.50)%
Deferred tax benefit (expense)(g)	0.69	%(d)	0.82%	0.93%	—%	—%	—%
Ratio of net investment income (loss), after taxes	(1.44	)%(d)	(1.72)%	(0.50)%	(1.27)%	(2.38)%	(1.50)%

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Includes voluntary Management waiver of 0.25% effective November 1, 2018.
(d)	Annualized
(e)

Includes interest, borrowing, federal income tax, state income tax and franchise tax expense. Without interest, borrowing, federal income tax, state income tax and franchise tax expense, the net expense ratio would be 1.81%, 1.69%, 1.59%, 1.58%, 1.61% and 1.70%, for the six months ended May 31, 2024 and for the years ended November 30, 2023, 2022, 2021, 2020 and 2019, respectively.

(f)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(g)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7         Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2024		Years Ended November 30,
Class C	(Unaudited)		2023	2022	2021	2020	2019
Per share operating data
Net asset value, beginning of period	$3.73		$3.32	$2.40	$1.75	$3.47	$4.72
Net investment income (loss)(a)	(0.04)		(0.08)	(0.04)	(0.05)	(0.06)	(0.10)
Return of capital(a)	0.12		0.21	0.19	0.17	0.21	0.33
Net realized and unrealized gains (losses)	0.54		0.53	1.02	0.78	(1.42)	(0.82)
Total from investment operations	0.62		0.66	1.17	0.90	(1.27)	(0.59)
Less:
Return of capital	—		—	—	(0.22)	(0.45)	(0.44)
Dividends from net investment income	(0.11)		(0.25)	(0.25)	(0.03)	—	(0.22)
Total distributions	(0.11)		(0.25)	(0.25)	(0.25)	(0.45)	(0.66)
Net asset value, end of period	$4.24		$3.73	$3.32	$2.40	$1.75	$3.47
Total return(b)	17.00%		21.15%	50.03%	52.31%	(36.61)%	(14.77)%
Net assets, end of period (000’s omitted)	$39,620		$37,269	$49,469	$34,598	$23,236	$23,037
Portfolio turnover rate	16%		42%	43%	42%	148%	52%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	4.70	%(d)	4.72%	3.39%	3.31%	4.12%	4.07%
Expense (waivers)(c)	0.00	%(d)	(0.14)%	(0.25)%	(0.38)%	(0.61)%	(0.26)%
With fee waiver and/or expense reimbursement, before taxes(e)	4.70	%(d)	4.58%	3.14%	2.93%	3.51%	3.81%
Deferred/current tax expense (benefit)(f)	8.81	%(d)	4.09%	0.00%	—%	—%	—%
With fee waivers and/or expense reimbursements, after taxes	13.51	%(d)	8.67%	3.14%	2.93%	3.51%	3.81%

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	(2.88	)%(d)	(3.43)%	(2.43)%	(2.42)%	(3.77)%	(2.56)%
Net of expense (waivers) and before deferred tax benefit (expense)	(2.88	)%(d)	(3.29)%	(2.18)%	(2.04)%	(3.16)%	(2.30)%
Deferred tax benefit (expense)(g)	0.69	%(d)	0.82%	0.93%	—%	—%	—%
Ratio of net investment income (loss), after taxes	(2.19	)%(d)	(2.47)%	(1.25)%	(2.04)%	(3.16)%	(2.30)%

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Includes voluntary Management waiver of 0.25% effective November 1, 2018.
(d)	Annualized
(e)

Includes interest, borrowing, federal income tax, state income tax and franchise tax expense. Without interest, borrowing, federal income tax, state income tax and franchise tax expense, the net expense ratio would be 2.56%, 2.44%, 2.34%, 2.35%, 2.39% and 2.49%, for the six months ended May 31, 2024 and for the years ended November 30, 2023, 2022, 2021, 2020 and 2019, respectively.

(f)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(g)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8         Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2024		Years Ended November 30,				Period ended November 30,
Class R	(Unaudited)		2023	2022	2021	2020	2019(a)
Per share operating data
Net asset value, beginning of period	$4.35		$3.81	$2.71	$1.95	$3.76	$5.31
Net investment income (loss)(b)	(0.04)		(0.08)	(0.03)	(0.04)	(0.05)	(0.04)
Return of capital(b)	0.14		0.25	0.22	0.19	0.19	0.17
Net realized and unrealized gains (losses)	0.63		0.62	1.16	0.86	(1.50)	(1.30)
Total from investment operations	0.73		0.79	1.35	1.01	(1.36)	(1.17)
Less:
Return of capital	—		—	—	(0.22)	(0.45)	(0.25)
Dividends from net investment income	(0.11)		(0.25)	(0.25)	(0.03)	—	(0.13)
Total distributions	(0.11)		(0.25)	(0.25)	(0.25)	(0.45)	(0.38)
Net asset value, end of period	$4.97		$4.35	$3.81	$2.71	$1.95	$3.76
Total return(c)	17.10%		21.87%	50.98%	52.60%	(36.09)%	(22.96)%
Net assets, end of period (000’s omitted)	$4,506		$3,381	$1,878	$448	$159	$7
Portfolio turnover rate	16%		42%	43%	42%	148%	52%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	4.19	%(d)	4.22%	2.89%	2.81%	3.56%	3.54	%(d)
Expense (waivers)(e)	0.00	%(d)	(0.14)%	(0.25)%	(0.40)%	(0.63)%	(0.26	)%(d)
With fee waiver and/or expense reimbursement, before taxes(f)	4.19	%(d)	4.08%	2.64%	2.41%	2.93%	3.28	%(d)
Deferred/current tax expense (benefit)(g)	8.81	%(d)	4.09%	0.00%	—%	—%	—	%(d)
With fee waivers and/or expense reimbursements, after taxes	13.00	%(d)	8.17%	2.64%	2.41%	2.93%	3.28	%(d)

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	(2.38	)%(d)	(2.93)%	(1.93)%	(1.92)%	(3.21)%	(2.02	)%(d)
Net of expense (waivers) and before deferred tax benefit (expense)	(2.38	)%(d)	(2.79)%	(1.68)%	(1.52)%	(2.58)%	(1.76	)%(d)
Deferred tax benefit (expense)(h)	0.69	%(d)	0.82%	0.93%	—%	—%	—	%(d)
Ratio of net investment income (loss), after taxes	(1.69	)%(d)	(1.97)%	(0.75)%	(1.52)%	(2.58)%	(1.76	)%(d)

(a)	Commencement date after the close of business on May 24, 2019.
(b)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Annualized.
(e)	Includes voluntary Management waiver of 0.25% effective November 1, 2018.
(f)

Includes interest, borrowing, federal income tax, state income tax and franchise tax expense. Without interest, borrowing, federal income tax, state income tax and franchise tax expense, the net expense ratio would be 2.04%, 1.94%, 1.84%, 1.83%, 1.81% and 1.96%, for the six months ended May 31, 2024 and for the years ended November 30, 2023, 2022, 2021 and 2020 and the period ended November 30, 2019, respectively.

(g)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(h)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9         Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2024		Years Ended November 30,
Class Y	(Unaudited)		2023	2022	2021	2020	2019
Per share operating data
Net asset value, beginning of period	$4.66		$4.06	$2.86	$2.03	$3.88	$5.15
Net investment income (loss)(a)	(0.03)		(0.06)	(0.01)	(0.03)	(0.05)	(0.06)
Return of capital(a)	0.15		0.26	0.23	0.20	0.24	0.36
Net realized and unrealized gains (losses)	0.69		0.65	1.23	0.91	(1.59)	(0.91)
Total from investment operations	0.81		0.85	1.45	1.08	(1.40)	(0.61)
Less:
Return of capital	—		—	—	(0.22)	(0.45)	(0.44)
Dividends from net investment income	(0.11)		(0.25)	(0.25)	(0.03)	—	(0.22)
Total distributions	(0.11)		(0.25)	(0.25)	(0.25)	(0.45)	(0.66)
Net asset value, end of period	$5.36		$4.66	$4.06	$2.86	$2.03	$3.88
Total return(b)	17.69%		22.00%	51.84%	54.02%	(36.03)%	(13.89)%
Net assets, end of period (000’s omitted)	$65,512		$53,284	$66,849	$44,921	$27,930	$42,164
Portfolio turnover rate	16%		42%	43%	42%	148%	52%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	3.70	%(c)	3.72%	2.39%	2.31%	3.10%	3.02%
Expense (waivers)(d)	(0.01	)%(c)	(0.14)%	(0.25)%	(0.37)%	(0.59)%	(0.26)%
With fee waiver and/or expense reimbursement, before taxes(e)	3.69	%(c)	3.58%	2.14%	1.94%	2.51%	2.76%
Deferred/current tax expense (benefit)(f)	8.81	%(c)	4.09%	0.00%	—%	—%	—%
With fee waivers and/or expense reimbursements, after taxes	12.50	%(c)	7.67%	2.14%	1.94%	2.51%	2.76%

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	(1.87	)%(c)	(2.43)%	(1.43)%	(1.42)%	(2.75)%	(1.50)%
Net of expense (waivers) and before deferred tax benefit (expense)	(1.87	)%(c)	(2.29)%	(1.18)%	(1.05)%	(2.16)%	(1.24)%
Deferred tax benefit (expense)(g)	0.69	%(c)	0.82%	0.93%	—%	—%	—%
Ratio of net investment income (loss), after taxes	(1.18	)%(c)	(1.47)%	(0.25)%	(1.05)%	(2.16)%	(1.24)%

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)	Includes voluntary Management waiver of 0.25% effective November 1, 2018.
(e)

Includes interest, borrowing, federal income tax, state income tax and franchise tax expense. Without interest, borrowing, federal income tax, state income tax and franchise tax expense, the net expense ratio would be 1.55%, 1.44%, 1.34%, 1.36%, 1.39% and 1.44%, for the six months ended May 31, 2024 and for the years ended November 30, 2023, 2022, 2021, 2020 and 2019, respectively.

(f)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(g)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10         Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2024		Years Ended November 30,				Period ended November 30,
Class R5	(Unaudited)		2023	2022	2021	2020	2019(a)
Per share operating data
Net asset value, beginning of period	$4.48		$3.91	$2.76	$1.97	$3.78	$5.31
Net investment income (loss)(b)	(0.03)		(0.06)	(0.01)	(0.03)	(0.05)	(0.03)
Return of capital(b)	0.14		0.25	0.22	0.19	0.24	0.17
Net realized and unrealized gains (losses)	0.67		0.63	1.19	0.88	(1.55)	(1.29)
Total from investment operations	0.78		0.82	1.40	1.04	(1.36)	(1.15)
Less:
Return of capital	—		—	—	(0.22)	(0.45)	(0.25)
Dividends from net investment income	(0.11)		(0.25)	(0.25)	(0.03)	—	(0.13)
Total distributions	(0.11)		(0.25)	(0.25)	(0.25)	(0.45)	(0.38)
Net asset value, end of period	$5.15		$4.48	$3.91	$2.76	$1.97	$3.78
Total return(c)	17.73%		22.08%	51.91%	53.65%	(35.87)%	(22.55)%
Net assets, end of period (000’s omitted)	$9		$15	$7	$5	$4	$7
Portfolio turnover rate	16%		42%	43%	42%	148%	52%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	3.63	%(d)	3.64%	2.31%	2.23%	3.03%	2.94	%(d)
Expense (waivers)(e)	—	%(d)	(0.14)%	(0.25)%	(0.40)%	(0.62)%	(0.26	)%(d)
With fee waiver and/or expense reimbursement, before taxes(f)	3.63	%(d)	3.50%	2.06%	1.83%	2.41%	2.68	%(d)
Deferred/current tax expense (benefit)(g)	8.81	%(d)	4.09%	0.00%	—%	—%	—	%(d)
With fee waivers and/or expense reimbursements, after taxes	12.44	%(d)	7.59%	2.06%	1.83%	2.41%	2.68	%(d)

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	(1.81	)%(d)	(2.35)%	(1.35)%	(1.34)%	(2.68)%	(1.42	)%(d)
Net of expense (waivers) and before deferred tax benefit (expense)	(1.87	)%(d)	(2.21)%	(1.10)%	(0.94)%	(2.06)%	(1.16	)%(d)
Deferred tax benefit (expense)(h)	0.69	%(d)	0.82%	0.93%	—%	—%	—	%(d)
Ratio of net investment income (loss), after taxes	(1.13	)%(d)	(1.39)%	(0.17)%	(0.94)%	(2.06)%	(1.16	)%(d)

(a)	Commencement date after the close of business on May 24, 2019.
(b)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Annualized.
(e)	Includes voluntary Management waiver of 0.25% effective November 1, 2018.
(f)

Includes interest, borrowing, federal income tax, state income tax and franchise tax expense. Without interest, borrowing, federal income tax, state income tax and franchise tax expense, the net expense ratio would be 1.53%, 1.36%, 1.26%, 1.25%, 1.29% and 1.36%, for the six months ended May 31, 2024 and for the years ended November 30, 2023, 2022, 2021 and 2020 and the period ended November 30, 2019, respectively.

(g)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(h)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11         Invesco SteelPath MLP Alpha Plus Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2024		Years Ended November 30,
Class R6	(Unaudited)		2023	2022	2021	2020	2019(a)
Per share operating data
Net asset value, beginning of period	$4.79		$4.15	$2.92	$2.06	$3.93	$5.20
Net investment income (loss)(b)	(0.03)		(0.06)	(0.00)	(0.03)	(0.05)	(0.06)
Return of capital(b)	0.15		0.27	0.23	0.21	0.27	0.39
Net realized and unrealized gains (losses)	0.71		0.68	1.25	0.93	(1.64)	(0.94)
Total from investment operations	0.83		0.89	1.48	1.11	(1.42)	(0.61)
Less:
Return of capital	—		—	—	(0.22)	(0.45)	(0.44)
Dividends from net investment income	(0.11)		(0.25)	(0.25)	(0.03)	—	(0.22)
Total distributions	(0.11)		(0.25)	(0.25)	(0.25)	(0.45)	(0.66)
Net asset value, end of period	$5.51		$4.79	$4.15	$2.92	$2.06	$3.93
Total return(c)	17.62%		22.50%	51.79%	54.72%	(36.09)%	(13.73)%
Net assets, end of period (000’s omitted)	$365		$369	$198	$192	$67	$299
Portfolio turnover rate	16%		42%	43%	42%	148%	52%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	3.63	%(d)	3.64%	2.31%	2.23%	3.03%	2.88%
Expense (waivers)(e)	(0.03	)%(d)	(0.14)%	(0.29)%	(0.44)%	(0.66)%	(0.26)%
With fee waiver and/or expense reimbursement, before taxes(f)	3.60	%(d)	3.50%	2.02%	1.79%	2.37%	2.62%
Deferred/current tax expense (benefit)(g)	8.81	%(d)	4.09%	0.00%	—%	—%	—%
With fee waivers and/or expense reimbursements, after taxes	12.41	%(d)	7.59%	2.02%	1.79%	2.37%	2.62%

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	(1.81	)%(d)	(2.35)%	(1.35)%	(1.34)%	(2.68)%	(1.36)%
Net of expense (waivers) and before deferred tax benefit (expense)	(1.78	)%(d)	(2.21)%	(1.06)%	(0.90)%	(2.02)%	(1.10)%
Deferred tax benefit (expense)(h)	0.70	%(d)	0.82%	0.93%	—%	—%	—%
Ratio of net investment income (loss), after taxes	(1.08	)%(d)	(1.39)%	(0.13)%	(0.90)%	(2.02)%	(1.10)%

(a)	SteelPath Fund Class I shares automatically converted to Class R6 shares effective close of business May 24, 2019.
(b)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Annualized.
(e)	Includes voluntary Management waiver of 0.25% effective November 1, 2018.
(f)

Includes interest, borrowing, federal income tax, state income tax and franchise tax expense. Without interest, borrowing, federal income tax, state income tax and franchise tax expense, the net expense ratio would be 1.45%, 1.36%, 1.22%, 1.21%, 1.25% and 1.30%, for the six months ended May 31, 2024 and for the years ended November 30, 2023, 2022, 2021, 2020 and 2019, respectively.

(g)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(h)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12         Invesco SteelPath MLP Alpha Plus Fund

Notes to Financial Statements

May 31, 2024

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

13         Invesco SteelPath MLP Alpha Plus Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders – Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America (“GAAP”), are recorded on the ex-dividend date. The Fund’s dividend distribution policy is intended to provide monthly distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the master limited partnerships (“MLPs”) in which it invests. The Fund generally pays out dividends that over time approximate the distributions received from the Fund’s portfolio investments based on, among other considerations, distributions the Fund actually received from portfolio investments, distributions it would have received if it had been fully invested at all times, and estimated future cash flows. Such dividends are not tied to the Fund’s investment income and may not represent yield or investment return on the Fund’s portfolio. To the extent that the dividends paid exceed the distributions the Fund receives from its underlying investments, the Fund’s assets will be reduced. The Fund’s tendency to pay out a consistent dividend may change, and the Fund’s level of distributions may increase or decrease.

The estimated characterization of the distributions paid will be either a qualified dividend or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year.

E.

Master Limited Partnerships – The Fund primarily invests in MLPs. MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund principally invests in MLPs that derive their revenue primarily from businesses involved in the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“energy infrastructure MLPs”). The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly. The Fund also will concentrate its investments in the energy sector. Energy infrastructure MLPs are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including a decrease in production or reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing; changes in energy commodity prices; a sustained reduced demand for crude oil, natural gas and refined petroleum products; depletion of natural gas reserves or other commodities if not replaced; natural disasters, extreme weather and environmental hazards; rising interest rates, how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. In addition, taxes, government regulation, international politics, price, and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for energy infrastructure MLPs.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Return of Capital – Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

G.

Federal Income Taxes – The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but will rather be taxed as a corporation. The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations. In addition, as a regular corporation, the Fund may be subject to state and local taxes in jurisdictions in which the MLPs operate.

The Fund intends to invest its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLPs’ taxable income in computing its own taxable income. The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates.

Taxes include current and deferred taxes. Current taxes reflect the estimated tax liability of the Fund as of a measurement date based on taxable income. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains (losses), which are attributable to the

14         Invesco SteelPath MLP Alpha Plus Fund

temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses (“NOL”) and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if, based on the evaluation criterion provided by ASC 740, Income Taxes, it is more-likely-than-not some portion or all of the deferred tax asset will not be realized.

In determining a valuation allowance, the Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carryforward periods and the associated risk that operating loss and capital loss carryforwards were limited as a result of shareholder transactions or were likely to expire unused, and unrealized gains and losses on investments. Consideration was also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions.

Through the consideration of these factors, the Fund may determine that it is more likely than not that the Fund’s deferred tax assets will not be realized through future taxable income of the appropriate character. As a result, the Fund may be required to record a valuation allowance with respect to its deferred tax assets that are not considered to be realizable.

From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on or expirations of the Fund’s NOL and capital loss carryovers (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.

The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax liability or asset. Such estimates are made in good faith. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax liability or asset.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations.

The Fund files income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on its tax returns. Furthermore, management of the Fund is not aware of any uncertain tax positions for which it is reasonably possible that the total amount of unrecognized tax benefit will significantly change in the next 12 months. Generally, the Fund is subject to examinations by taxing authorities for up to three years after the filing of the return for the tax period. All relevant periods are still open for examination.

H.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

I.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit.

J.

Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

K.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

L.

Cash and Cash Equivalents – For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), restricted cash, money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*
First $3 billion	1.25%
Next $2 billion	1.23%
Over $5 billion	1.20%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended May 31, 2024, the effective advisory fee rate incurred by the Fund was 1.25%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

Effective April 1, 2024, the Adviser has contractually agreed, through at least March 31, 2025, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.83%, 2.58%, 2.08%, 1.58%, 1.58% and 1.58%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to April 1, 2024, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.83%, 2.60%, 2.08%, 1.61%, 1.51% and 1.46%, respectively, of the Fund’s average daily net assets.

15         Invesco SteelPath MLP Alpha Plus Fund

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on March 31, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the six months ended May 31, 2024, the Adviser contractually reimbursed class level expenses of $475, $469, $91, $3,404 and $101 for Class A, Class C, Class R, Class Y and Class R6, respectively.

The Trust has entered into an administration and fund accounting agreement with UMB Fund Services, Inc. (“UMB”) pursuant to which UMB shall provide administration and fund accounting services to the Fund. The Trust and the Adviser have entered into a Master Administrative Services Agreement (“Administrative Services Agreement”) pursuant to which the Adviser may perform or arrange for the provision of certain accounting and other administrative services to the Fund which are not required to be performed by the Adviser under the Investment Advisory Agreement. The Adviser may only receive fees for administrative services under the Administrative Services Agreement to the extent that those fees assessed under the agreement are in excess of the fees paid to UMB. For the six months ended May 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Additionally, Invesco has entered into service agreements whereby UMB Bank, n.a., serves as custodian to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended May 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended May 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended May 31, 2024, IDI advised the Fund that IDI retained $7,998 in front-end sales commissions from the sale of Class A shares and $355 from Class C shares, for CDSC imposed upon redemptions by shareholders.

For the six months ended May 31, 2024, the Fund incurred $36,737 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2024, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended May 31, 2024 the Fund engaged in securities sales of $3,204,592, which resulted in net realized gains of $160,929.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

16         Invesco SteelPath MLP Alpha Plus Fund

NOTE 6—Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $400 million, collectively by certain Invesco Funds, and which will expire on September 25, 2024. The Fund is permitted to borrow up to the lesser of (1) $120 million, (2) one-third of the Fund’s total assets, or (3) the maximum amount permitted pursuant to the Fund’s investment limitations. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

During the six months ended May 31, 2024, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $68,622,951 with an average interest rate of 6.58%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with UMB Bank, n.a., the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Distributions and Tax Information

Tax Character of Distributions to Shareholders Paid During the Six Months Ended May 31, 2024 and the Fiscal Year Ended November 30, 2023:

	May 31, 2023	November 30, 2023
Ordinary income	$5,246,839	$11,898,981

For the six months ended May 31, 2024, the federal income tax rate is 21%. The Fund is currently using an estimated rate of 1.0% for state and local tax, net of federal tax expense.

The Fund’s income tax provision consists of the following as of May 31, 2024:

Current tax (expense) benefit
Federal	$(1,664,437)
State	—
Total current tax (expense) benefit	$(1,664,437)

Deferred tax (expense) benefit
Federal	$(7,275,334)
State	(427,587)
Valuation allowance	—
Total deferred tax (expense) benefit	$(7,702,921)

The reconciliation between the federal statutory income tax rate of 21% and the tax effect on net investment income (loss) and realized and unrealized gain (loss) follows:

	Amount	% Effect
Application of federal statutory income tax rate	$(9,152,447)	(21.00)%
State income taxes net of federal benefit	(435,831)	(1.00)%
Effect of state tax rate change	(7,643)	(0.02)%
Effect of permanent differences	187,123	0.43%
Return to provision adjustments	41,440	0.10%
Change in valuation allowance	—	0.00%
Total income tax (expense) benefit	$(9,367,358)	(21.49)%

For the six months ended May 31, 2024, the Fund’s tax effect on net investment income (loss) and realized and unrealized gain (loss) of (17.48)% differed from the combined federal and state statutory tax rate of (22.00)% due in large part to the change in valuation allowance primarily as a result of the change in unrealized appreciation.

17         Invesco SteelPath MLP Alpha Plus Fund

Components of the Fund’s deferred tax assets and liabilities as of May 31, 2024 are as follows:

Deferred tax assets:
Net operating loss carryforward (tax basis) — Federal	$2,134,184
Net operating loss carryforward (tax basis) — State	563,141
Excess business interest expense carryforward	601,751
Capital loss carryforward (tax basis)	8,416,338
Book to tax differences — Income recognized from MLPs	1,643,259
Valuation allowance	—
Total deferred tax asset	$13,358,673

Deferred tax liabilities:
Net unrealized gain on investment securities (tax basis)	$(26,652,099)
Book to tax difference — Income Carryforward Adjustment	(2)
Total deferred tax liability	(26,652,101)
Total net deferred tax asset (liability)	$(13,293,428)

As of May 31, 2024, the Fund does not have a net operating loss carryforwards for federal income tax purposes.

During the six months ended May 31, 2024, the Fund estimates that it will utilize $3,967,694 of net operating (loss) carryforward.

As of May 31, 2024, the Fund has net capital loss carryforwards for federal income tax purposes, which may be carried forward for 5 years, as follows:

Expiration Date
11/30/2025	$31,585,622
11/30/2026	6,670,459
Total	$38,256,081

During the six months ended May 31, 2024, the Fund estimates that it will utilize $32,460,083 of capital loss carryforward.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended May 31, 2024 was $73,308,870 and $46,276,267, respectively.

As of May 31, 2024, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Gross Unrealized Appreciation	$116,407,899
Gross Unrealized Depreciation	(2,598,727)
Net Unrealized Appreciation on Investments	$113,809,172

Cost of investments for tax purposes is $211,978,987.

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

18         Invesco SteelPath MLP Alpha Plus Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended May 31, 2024(a)		Year ended November 30, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	3,119,545	$14,660,571	3,496,929	$13,833,611
Class C	611,410	2,427,082	1,332,120	4,510,849
Class R	158,665	739,993	378,032	1,456,251
Class Y	2,262,424	11,168,825	4,629,640	19,148,276
Class R5	—	—	1,535	6,472
Class R6	171,079	849,547	256,721	1,083,077
Issued as reinvestment of dividends:
Class A	427,036	1,986,436	1,078,742	4,246,743
Class C	197,501	772,876	564,042	1,896,965
Class R	20,576	94,431	43,260	168,892
Class Y	143,915	714,173	471,746	1,965,899
Class R5	8	35	10	42
Class R6	2,656	13,848	7,896	33,432
Automatic conversion of Class C shares to Class A shares:
Class A	544,832	2,539,680	1,022,132	3,992,798
Class C	(645,469)	(2,539,680)	(1,194,636)	(3,992,798)
Reacquired:
Class A	(2,194,371)	(9,964,257)	(5,135,650)	(19,839,824)
Class C	(809,196)	(3,055,481)	(5,596,544)	(17,813,144)
Class R	(51,093)	(236,659)	(135,783)	(532,085)
Class Y	(1,606,412)	(7,908,924)	(10,159,677)	(41,884,536)
Class R5	(1,551)	(6,759)	(2)	(7)
Class R6	(184,676)	(985,794)	(235,109)	(989,930)
Net Increase (decrease) in share activity	2,166,879	$11,269,943	(9,174,596)	$(32,709,017)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Subsequent Event

Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors.

19         Invesco SteelPath MLP Alpha Plus Fund

Other Information Required in Shareholder Reports

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.

Item 11. Statement Regarding Basis of Approval for Investment Advisory Contracts

Not applicable.

20         Invesco SteelPath MLP Alpha Plus Fund

SEC file numbers: 811-05426 and 033-19338	Invesco Distributors, Inc.	O-SPMAP-NCSRS

Semi-Annual Financial Statements and Other Information	May 31, 2024

Invesco SteelPath MLP Income Fund

Nasdaq:
A: MLPDX ∎ C: MLPRX ∎ R: SPNNX ∎ Y: MLPZX ∎ R5: SPMQX ∎ R6: OSPMX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
13	Notes to Financial Statements
20	Other Information Required in Shareholder Reports

Schedule of Investments

May 31, 2024

(Unaudited)

	Units	Value
Master Limited Partnerships And Related Entities–108.74%
Diversified–42.59%
Energy Transfer L.P.	34,815,344	$545,556,447
Enterprise Products Partners L.P.	17,125,000	488,062,500
MPLX L.P.	13,129,596	534,111,965
		1,567,730,912
Gathering & Processing–30.94%
Antero Midstream Corp.	21,994,063	322,213,023
EnLink Midstream LLC	14,182,821	179,979,998
Hess Midstream L.P., Class A	1,600,000	55,600,000
Summit Midstream Partners L.P.(a)(b)	738,629	24,027,601
Western Midstream Partners L.P.	14,923,546	556,946,737
		1,138,767,359
Other Energy–20.82%
Arko Corp.	1,626,925	9,761,550
CrossAmerica Partners L.P.(a)	3,748,183	75,975,669
Enviva, Inc.(b)	100,000	57,000
Global Partners L.P.	1,342,261	64,871,474
KNOT Offshore Partners L.P.(a)	1,776,804	11,193,865
Kodiak Gas Services, Inc.	1,000,000	27,550,000
Sunoco L.P.	5,429,810	276,920,310
USA Compression Partners L.P.(a)	9,026,625	221,152,313
Westlake Chemical Partners L.P.(a)	3,370,319	78,764,355
		766,246,536
Petroleum Pipeline Transportation–13.80%
Delek Logistics Partners L.P.	1,227,101	48,617,742
Genesis Energy L.P.(a)	7,895,932	98,857,069
NGL Energy Partners L.P.(a)(b)	12,412,037	70,500,370
Phillips 66 Partners L.P.	500	71,055
Plains All American Pipeline L.P.	17,033,333	289,736,994
		507,783,230

	Units	Value
Terminalling & Storage–0.59%
Martin Midstream Partners L.P.(a)	7,026,434	$21,852,210
Total Master Limited Partnerships And Related Entities (Cost $2,402,504,290)		4,002,380,247

	Shares
Common Stocks–0.46%
Natural Gas Pipeline Transportation–0.46%
Kinetik Holdings, Inc.
(Cost $13,143,264)	410,000	16,805,900

	Units
Preferred Master Limited Partnerships And Related Entities–0.07%
Other Energy–0.07%
Global Partners L.P., 9.50% (Cost $2,500,000)	100,000	2,600,620

	Shares
Money Market Funds–1.08%
Fidelity Treasury Portfolio, Institutional Class, 5.19% (Cost $39,871,297)(c)	39,871,297	39,871,297
TOTAL INVESTMENTS IN SECURITIES–110.35% (Cost $2,458,018,851)		4,061,658,064
OTHER ASSETS LESS LIABILITIES–(10.35)%		(380,905,169)
NET ASSETS–100%		$3,680,752,895

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

2         Invesco SteelPath MLP Income Fund

Notes to Schedule of Investments:

(a)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended May 31, 2024.

							Dividends and Distributions
Investments in Other Affiliates:	Value November 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2024	Return of Capital	Capital Gains	Income
MLP Investments and Related Entities
CrossAmerica Partners L.P.	$88,944,383	$—	$—	$(9,033,122)	$—	$75,975,669	$(3,935,592)	$—	$—
Genesis Energy L.P.	94,148,906	5,086,000	—	(287,837)	—	98,857,069	(90,000)	2,158,780	—
Global Partners L.P.ii	94,253,918	—	(53,394,844)	(22,152,267)	48,221,950	64,871,474	(2,057,283)	—	—
KNOT Offshore Partners L.P.	9,541,438	—	—	1,744,821	—	11,193,865	(92,394)	—	—
Martin Midstream Partners L.P.	18,128,200	—	—	3,784,058	—	21,852,210	(60,048)	10,216	—
NGL Energy Partners L.P.	53,744,120	—	—	16,756,250	—	70,500,370	—	—	—
NuStar Energy L.P.	279,279,215	—	(232,006,764)	(33,058,514)	(6,307,401)	—	(7,906,536)	718,474	—
Summit Midstream Partners L.P.	15,289,620	—	—	8,737,981	—	24,027,601	—	—	—
Westlake Chemical Partners L.P.[i]	18,120,000	56,715,336	—	4,901,188	—	78,764,355	(972,169)	253,471
USA Compression Partners L.P.	235,617,712	—	(22,753,996)	(3,816,917)	14,206,215	221,152,313	(2,100,701)	7,636,669	—
	$907,067,512	$61,801,336	$(308,155,604)	$(32,424,359)	$56,120,764	$667,194,926	$(17,214,723)	$10,777,610	$—

i.	As of November 30, 2023, the security was not considered as an affiliate of the Fund.
iI.	As of May 31, 2024, the security was not considered as an affiliate of the Fund.

(b)	Non-income producing.
(c)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3         Invesco SteelPath MLP Income Fund

Statement of Assets and Liabilities

May 31, 2024

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (cost $1,695,626,181)	$3,459,334,612
Investments in affiliates, at value (cost $762,392,670)	602,323,452
Receivable for:
Fund shares sold	972,954
Dividends	115,635
Investment for trustee deferred compensation and retirement plans	111,726
Prepaid state income tax	163,123
Other assets	154,569
Total assets	4,063,176,071

Liabilities:
Payables for:
Investments purchased	3,204,592
Fund shares reacquired	1,771,805
Accrued fees to affiliates	4,488,491
Accrued interest expense	76,230
Accrued trustees’ and officers’ fees and benefits	6,965
Accrued other operating expenses	67,938
Deferred tax liability, net	372,695,429
Trustee deferred compensation and retirement plans	111,726
Total liabilities	382,423,176
Net assets applicable to shares outstanding	$3,680,752,895

Net assets consist of:
Shares of beneficial interest	$3,173,493,834
Distributable earnings, net of taxes	507,259,061
$3,680,752,895

Net Assets:
Class A	$1,832,749,832
Class C	$535,659,803
Class R	$4,125,405
Class Y	$1,234,159,794
Class R5	$10,151
Class R6	$74,047,910

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	325,111,706
Class C	116,455,094
Class R	744,543
Class Y	202,947,174
Class R5	1,773
Class R6	11,992,306
Class A:
Net asset value per share	$5.64
Maximum offering price per share (net asset value $5.64 ÷ 94.50%)	$5.97
Class C:
Net asset value and offering price per share	$4.60
Class R:
Net asset value and offering price per share	$5.54
Class Y:
Net asset value and offering price per share	$6.08
Class R5:
Net asset value and offering price per share	$5.73
Class R6:
Net asset value and offering price per share	$6.17

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4         Invesco SteelPath MLP Income Fund

Statement of Operations

For the six months ended May 31, 2024

(Unaudited)

Investment income:
Distributions and dividends	$147,343,853
Less: return of capital on distributions and dividends ($17,214,723 from affiliates)	(113,992,459)
Less: return of capital on distributions and dividends in excess of cost basis ($10,777,610 from affiliates)	(27,190,228)
Total investment income	6,161,166

Expenses:
Advisory fees	16,693,492
Administrative services fees	516,378
Custodian fees	77,191
Distribution fees:
Class A	2,216,749
Class C	2,656,721
Class R	9,745
Transfer agent fees — A, C, R and Y	1,939,222
Transfer agent fees — R5	35
Transfer agent fees — R6	7,738
Interest, facilities and maintenance fees	343,240
State income tax expense	76,892
Trustees’ and officers’ fees and benefits	21,685
Registration and filing fees	81,531
Reports to shareholders	271,097
Professional services fees	96,994
Other	23,430
Total expenses, before waivers and deferred taxes	25,032,140
Less: Expenses reimbursed	(302,084)
Net expenses, before deferred taxes	24,730,056
Net investment income (loss), before deferred taxes	(18,568,890)
Net deferred tax benefit	4,816,129
Net investment income (loss), net of deferred taxes	(13,752,761)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net return of capital in excess of cost basis of $16,638,881)	215,413,206
Affiliated investment securities (net return of capital in excess of cost basis of $10,777,610)	56,120,764
Net deferred tax (expense)/benefit	(61,095,143)
Net realized gain, net of taxes	210,438,827
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	294,645,030
Affiliated investment securities	(32,424,359)
Net deferred tax (expense)/benefit	(58,999,651)
Net change in net unrealized appreciation of investment securities, net of deferred taxes	203,221,020
Net realized and unrealized gain, net of deferred tax	413,659,847
Net increase in net assets resulting from operations	$399,907,086

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5         Invesco SteelPath MLP Income Fund

Statement of Changes in Net Assets

For the six months ended May 31, 2024 and the year ended November 30, 2023

(Unaudited)

	May 31, 2024	November 30, 2023
Operations:
Net investment income (loss), net of deferred taxes	$(13,752,761)	$(27,830,585)
Net realized gain, net of deferred taxes	210,438,827	335,144,946
Change in net unrealized appreciation, net of deferred taxes	203,221,020	247,816,212
Net increase in net assets resulting from operations	399,907,086	555,130,573

Distributions to shareholders from distributable earnings:
Class A	(55,258,099)	(130,925,202)
Class C	(20,125,481)	(48,484,514)
Class R	(124,265)	(257,181)
Class Y	(33,673,858)	(75,930,244)
Class R5	(5,301)	(11,318)
Class R6	(1,489,326)	(2,939,974)
Total distributions from distributable earnings	(110,676,330)	(258,548,433)

Share transactions–net:
Class A	(41,246,422)	16,755,863
Class C	(27,402,631)	(600,705)
Class R	270,699	645,461
Class Y	34,071,656	53,192,751
Class R5	(726,411)	690,111
Class R6	25,480,548	3,735,860
Net increase (decrease) in net assets resulting from share transactions	(9,552,561)	74,419,341
Net increase in net assets	279,678,195	371,001,481

Net assets:
Beginning of period	3,401,074,700	3,030,073,219
End of period	$3,680,752,895	$3,401,074,700

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6         Invesco SteelPath MLP Income Fund

Financial Highlights

	Six Months Ended May 31, 2024 (Unaudited)		Years Ended November 30,
Class A			2023	2022	2021	2020	2019
Per share operating data
Net asset value, beginning of period	$5.19		$4.73	$3.90	$2.95	$4.32	$5.14
Net investment income (loss)(a)	(0.02)		(0.04)	(0.00)	(0.04)	(0.03)	(0.06)
Return of capital(a)	0.14		0.26	0.24	0.25	0.31	0.40
Net realized and unrealized gain (loss)	0.50		0.64	0.98	1.13	(1.11)	(0.48)
Total from investment operations	0.62		0.86	1.22	1.34	(0.83)	(0.14)
Less:
Return of capital	—		—	(0.27)	(0.39)	(0.54)	(0.68)
Dividends from net investment income	(0.17)		(0.40)	(0.12)	—	—	—
Total distributions	(0.17)		(0.40)	(0.39)	(0.39)	(0.54)	(0.68)
Net asset value, end of period	$5.64		$5.19	$4.73	$3.90	$2.95	$4.32
Total return(b)	12.09%		19.13%	32.37%	46.12%	(17.70)%	(3.89)%
Net assets, end of period (000’s omitted)	$1,832,750		$1,727,858	$1,557,504	$1,247,416	$861,681	$1,162,368
Portfolio turnover rate	10%		24%	12%	22%	44%	35%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.39	%(c)	1.41%	1.40%	1.43%	1.51%	1.50%
Expense (waivers)	(0.02	)%(c)	(0.01)%	(0.02)%	(0.04)%	(0.05)%	(0.05)%
With fee waivers and/or expense reimbursements, before taxes(d)	1.37	%(c)	1.40%	1.38%	1.39%	1.46%	1.45%
Deferred/current tax expense (benefit)(e)	6.53	%(c)	5.16%	3.51%	—%	—%	—%
With fee waivers and/or expense reimbursements, after taxes	7.90	%(c)	6.56%	4.89%	1.39%	1.46%	1.45%

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(1.05	)%(c)	(1.17)%	(1.27)%	(1.14)%	(1.18)%	(1.22)%
Net of expense (waivers) and before deferred tax benefit (expense)	(1.03	)%(c)	(1.16)%	(1.25)%	(1.10)%	(1.13)%	(1.17)%
Deferred tax benefit (expense)(f)	0.27	%(c)	0.30%	1.14%	—%	—%	—%
Ratio of net investment income (loss), after taxes	(0.76	)%(c)	(0.86)%	(0.11)%	(1.10)%	(1.13)%	(1.17)%

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)

Includes interest, borrowing, state income tax and franchise tax expense. Without interest, borrowing, state income tax and franchise tax expense, the net expense ratio would be 1.35% 1.35%, 1.35%, 1.35% 1.37% and 1.41%, for the six months ended May 31, 2024 and for the years ended November 30, 2023, 2022, 2021, 2020 and 2019, respectively.

(e)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(f)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7         Invesco SteelPath MLP Income Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2024 (Unaudited)		Years Ended November 30,
Class C			2023	2022	2021	2020	2019
Per share operating data
Net asset value, beginning of period	$4.28		$3.99	$3.37	$2.61	$3.92	$4.76
Net investment income (loss)(a)	(0.03)		(0.06)	(0.03)	(0.06)	(0.05)	(0.09)
Return of capital(a)	0.11		0.22	0.21	0.21	0.28	0.37
Net realized and unrealized gain (loss)	0.41		0.53	0.83	1.00	(1.00)	(0.44)
Total from investment operations	0.49		0.69	1.01	1.15	(0.77)	(0.16)
Less:
Return of capital	—		—	(0.27)	(0.39)	(0.54)	(0.68)
Dividends from net investment income	(0.17)		(0.40)	(0.12)	—	—	—
Total distributions	(0.17)		(0.40)	(0.39)	(0.39)	(0.54)	(0.68)
Net asset value, end of period	$4.60		$4.28	$3.99	$3.37	$2.61	$3.92
Total return(b)	11.61%		18.38%	31.17%	44.81%	(17.99)%	(4.68)%
Net assets, end of period (000’s omitted)	$535,660		$524,671	$490,026	$456,811	$436,611	$690,751
Portfolio turnover rate	10%		24%	12%	22%	44%	35%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	2.14	%(c)	2.16%	2.15%	2.18%	2.26%	2.29%
Expense (waivers)	(0.02	)%(c)	(0.01)%	(0.02)%	(0.04)%	(0.05)%	(0.05)%
With fee waivers and/or expense reimbursements, before taxes(d)	2.12	%(c)	2.15%	2.13%	2.14%	2.21%	2.24%
Deferred/current tax expense (benefit)(e)	6.53	%(c)	5.16%	3.51%	—%	—%	—%
With fee waivers and/or expense reimbursements, after taxes	8.65	%(c)	7.31%	5.64%	2.14%	2.21%	2.24%

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(1.80	)%(c)	(1.92)%	(2.02)%	(1.89)%	(1.93)%	(2.01)%
Net of expense (waivers) and before deferred tax benefit (expense)	(1.78	)%(c)	(1.91)%	(2.00)%	(1.85)%	(1.88)%	(1.96)%
Deferred tax benefit (expense)(f)	0.27	%(c)	0.30%	1.14%	—%	—%	—%
Ratio of net investment income (loss), after taxes	(1.51	)%(c)	(1.61)%	(0.86)%	(1.85)%	(1.88)%	(1.96)%

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)

Includes interest, borrowing, state income tax and franchise tax expense. Without interest, borrowing, state income tax and franchise tax expense, the net expense ratio would be 2.10%, 2.10%, 2.10%, 2.10%, 2.12% and 2.20% for the six months ended May 31, 2024 and for the years ended November 30, 2023, 2022, 2021, 2020 and 2019, respectively.

(e)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(f)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8         Invesco SteelPath MLP Income Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2024 (Unaudited)		Years Ended November 30,				Period ended November 30, 2019(a)
Class R			2023	2022	2021	2020
Per share operating data
Net asset value, beginning of period	$5.11		$4.67	$3.87	$2.94	$4.31	$5.46
Net investment income (loss)(b)	(0.03)		(0.05)	(0.02)	(0.05)	(0.04)	(0.03)
Return of capital(b)	0.13		0.26	0.24	0.25	0.29	0.19
Net realized and unrealized gain (loss)	0.50		0.63	0.97	1.12	(1.08)	(0.91)
Total from investment operations	0.60		0.84	1.19	1.32	(0.83)	(0.75)
Less:
Return of capital	—		—	(0.27)	(0.39)	(0.54)	(0.40)
Dividends from net investment income	(0.17)		(0.40)	(0.12)	—	—	—
Total distributions	(0.17)		(0.40)	(0.39)	(0.39)	(0.54)	(0.40)
Net asset value, end of period	$5.54		$5.11	$4.67	$3.87	$2.94	$4.31
Total return(c)	11.88%		18.94%	31.82%	45.59%	(17.71)%	(14.41)%
Net assets, end of period (000’s omitted)	$4,125		$3,539	$2,583	$1,512	$693	$166
Portfolio turnover rate	10%		24%	12%	22%	44%	35%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.64	%(d)	1.66%	1.65%	1.68%	1.76%	1.71	%(d)
Expense (waivers)	(0.02	)%(d)	(0.01)%	(0.02)%	(0.04)%	(0.05)%	(0.05	)%(d)
With fee waivers and/or expense reimbursements, before taxes(e)	1.62	%(d)	1.65%	1.63%	1.64%	1.71%	1.66	%(d)
Deferred/current tax expense (benefit)(f)	6.53	%(d)	5.16%	3.51%	—%	—%	—	% (d)
With fee waivers and/or expense reimbursements, after taxes	8.15	%(d)	6.81%	5.14%	1.64%	1.71%	1.66	%(d)

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(1.30	)%(d)	(1.42)%	(1.52)%	(1.39)%	(1.43)%	(1.43	)%(d)
Net of expense (waivers) and before deferred tax benefit (expense)	(1.28	)%(d)	(1.41)%	(1.50)%	(1.35)%	(1.38)%	(1.38	)%(d)
Deferred tax benefit (expense)(g)	0.27	%(d)	0.30%	1.14%	—%	—%	—	% (d)
Ratio of net investment income (loss), after taxes	(1.01	)%(d)	(1.11)%	(0.36)%	(1.35)%	(1.38)%	(1.38	)%(d)

(a)	Commencement date after the close of business on May 24, 2019.
(b)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Annualized.
(e)

Includes interest, borrowing, state income tax and franchise tax expense. Without interest, borrowing, state income tax and franchise tax expense, the net expense ratio would be 1.60%, 1.60%, 1.60%, 1.60%, 1.62% and 1.62%, for the six months ended May 31, 2024 and for the years ended November 30, 2023, 2022, 2021 and 2020, and the period ended November 30, 2019, respectively.

(f)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(g)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9         Invesco SteelPath MLP Income Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2024 (Unaudited)		Years Ended November 30,
Class Y			2023	2022	2021	2020	2019
Per share operating data
Net asset value, beginning of period	$5.58		$5.04	$4.13	$3.10	$4.49	$5.31
Net investment income (loss)(a)	(0.01)		(0.03)	0.01	(0.03)	(0.03)	(0.05)
Return of capital(a)	0.15		0.28	0.26	0.26	0.32	0.41
Net realized and unrealized gain (loss)	0.53		0.69	1.03	1.19	(1.14)	(0.50)
Total from investment operations	0.67		0.94	1.30	1.42	(0.85)	(0.14)
Less:
Return of capital	—		—	(0.27)	(0.39)	(0.54)	(0.68)
Dividends from net investment income	(0.17)		(0.40)	(0.12)	—	—	—
Total distributions	(0.17)		(0.40)	(0.39)	(0.39)	(0.54)	(0.68)
Net asset value, end of period	$6.08		$5.58	$5.04	$4.13	$3.10	$4.49
Total return(b)	12.14%		19.56%	32.51%	46.50%	(17.43)%	(3.76)%
Net assets, end of period (000’s omitted)	$1,234,160		$1,099,958	$943,591	$643,291	$476,921	$714,214
Portfolio turnover rate	10%		24%	12%	22%	44%	35%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.14	%(c)	1.16%	1.15%	1.18%	1.26%	1.24%
Expense (waivers)	(0.02	)%(c)	(0.01)%	(0.02)%	(0.04)%	(0.05)%	(0.05)%
With fee waivers and/or expense reimbursements, before taxes(f)	1.12	%(c)	1.15%	1.13%	1.14%	1.21%	1.19%
Deferred/current tax expense (benefit)(g)	6.53	%(c)	5.16%	3.51%	—%	—%	—%
With fee waivers and/or expense reimbursements, after taxes	7.65	%(c)	6.31%	4.64%	1.14%	1.21%	1.19%

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.80	)%(c)	(0.92)%	(1.02)%	(0.89)%	(0.93)%	(0.96)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.78	)%(c)	(0.91)%	(1.00)%	(0.85)%	(0.88)%	(0.91)%
Deferred tax benefit (expense)(h)	0.27	%(c)	0.30%	1.14%	—%	—%	—%
Ratio of net investment income (loss), after taxes	(0.51	)%(c)	(0.61)%	0.14%	(0.85)%	(0.88)%	(0.91)%

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)

Includes interest, borrowing, state income tax and franchise tax expense. Without interest, borrowing, state income tax and franchise tax expense, the net expense ratio would be 1.10%, 1.10%, 1.10%, 1.10%, 1.12% and 1.15%, for the six months ended May 31, 2024 and for the years ended November 30, 2023, 2022, 2021, 2020 and 2019, respectively.

(e)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(f)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10         Invesco SteelPath MLP Income Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2024 (Unaudited)		Years Ended November 30,				Period ended November 30, 2019(a)
Class R5			2023	2022	2021	2020
Per share operating data
Net asset value, beginning of period	$5.28		$4.79	$3.94	$2.97	$4.32	$5.46
Net investment income (loss)(b)	(0.01)		(0.03)	0.01	(0.03)	(0.02)	(0.02)
Return of capital(b)	0.13		0.28	0.25	0.25	0.31	0.20
Net realized and unrealized gain (loss)	0.50		0.64	0.98	1.14	(1.10)	(0.92)
Total from investment operations	0.62		0.89	1.24	1.36	(0.81)	(0.74)
Less:
Return of capital	—		—	(0.27)	(0.39)	(0.54)	(0.40)
Dividends from net investment income	(0.17)		(0.40)	(0.12)	—	—	—
Total distributions	(0.17)		(0.40)	(0.39)	(0.39)	(0.54)	(0.40)
Net asset value, end of period	$5.73		$5.28	$4.79	$3.94	$2.97	$4.32
Total return(c)	11.88%		19.54%	32.57%	46.54%	(17.17)%	(14.23)%
Net assets, end of period (000’s omitted)	$10		$732	$8	$7	$5	$8
Portfolio turnover rate	10%		24%	12%	22%	44%	35%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.09	%(d)	1.08%	1.07%	1.07%	1.14%	1.12	%(d)
Expense (waivers)	—	%(d)	—%	—%	—%	—%	—	%(d)
With fee waivers and/or expense reimbursements, before taxes(e)	1.09	%(d)	1.08%	1.07%	1.07%	1.14%	1.12	%(d)
Deferred/current tax expense (benefit)(f)	6.53	%(d)	5.16%	3.51%	—%	—%	—	%(d)
With fee waivers and/or expense reimbursements, after taxes	7.62	%(d)	6.24%	4.58%	1.07%	1.14%	1.12	%(d)

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.74	)%(d)	(0.85)%	(0.94)%	(0.78)%	(0.81)%	(0.84	)%(d)
Net of expense (waivers) and before deferred tax benefit (expense)	(0.74	)%(d)	(0.85)%	(0.94)%	(0.78)%	(0.81)%	(0.84	)%(d)
Deferred tax benefit (expense)(g)	0.27	%(d)	0.30%	1.14%	—%	—%	—	%(d)
Ratio of net investment income (loss), after taxes	(0.47	)%(d)	(0.55)%	0.20%	(0.78)%	(0.81)%	(0.84	)%(d)

(a)	Commencement date after the close of business on May 24, 2019.
(b)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Annualized.
(e)

Includes interest, borrowing, state income tax and franchise tax expense. Without interest, borrowing, state income tax and franchise tax expense, the net expense ratio would be 1.07%, 1.04%, 1.04%, 1.03%, 1.05% and 1.08%, for the six months ended May 31, 2024 and for the years ended November 30, 2023, 2022, 2021 and 2020, and the period ended November 30, 2019, respectively.

(f)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(g)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11         Invesco SteelPath MLP Income Fund

Financial Highlights—(continued)

	Six Months Ended May 31, 2024 (Unaudited)		Years Ended November 30,
Class R6			2023	2022	2021	2020	2019
Per share operating data
Net asset value, beginning of period	$5.66		$5.11	$4.18	$3.13	$4.52	$5.34
Net investment income (loss)(a)	(0.01)		(0.03)	0.01	(0.03)	(0.03)	(0.04)
Return of capital(a)	0.15		0.28	0.26	0.26	0.32	0.42
Net realized and unrealized gain (loss)	0.54		0.70	1.05	1.21	(1.14)	(0.52)
Total from investment operations	0.68		0.95	1.32	1.44	(0.85)	(0.14)
Less:
Return of capital	—		—	(0.27)	(0.39)	(0.54)	(0.68)
Dividends from net investment income	(0.17)		(0.40)	(0.12)	—	—	—
Total distributions	(0.17)		(0.40)	(0.39)	(0.39)	(0.54)	(0.68)
Net asset value, end of period	$6.17		$5.66	$5.11	$4.18	$3.13	$4.52
Total return(b)	12.14%		19.48%	32.61%	46.70%	(17.33)%	(3.75)%
Net assets, end of period (000’s omitted)	$74,048		$44,317	$36,360	$32,725	$26,777	$24,245
Portfolio turnover rate	10%		24%	12%	22%	44%	35%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.06	%(c)	1.08%	1.07%	1.07%	1.14%	1.10%
Expense (waivers)	(0.01	)%(c)	(0.01)%	(0.01)%	—%	—%	—%
With fee waivers and/or expense reimbursements, before taxes(d)	1.05	%(c)	1.07%	1.06%	1.07%	1.14%	1.10%
Deferred/current tax expense (benefit)(e)	6.53	%(c)	5.16%	3.51%	—%	—%	—%
With fee waivers and/or expense reimbursements, after taxes	7.58	%(c)	6.23%	4.57%	1.07%	1.14%	1.10%

Ratio of investment income (loss):
Ratio of net investment income (loss), before taxes	(0.71	)%(c)	(0.85)%	(0.94)%	(0.78)%	(0.81)%	(0.82)%
Net of expense (waivers) and before deferred tax benefit (expense)	(0.71	)%(c)	(0.84)%	(0.93)%	(0.78)%	(0.81)%	(0.82)%
Deferred tax benefit (expense)(f)	0.27	%(c)	0.30%	1.14%	—%	—%	—%
Ratio of net investment income (loss), after taxes	(0.44	)%(c)	(0.54)%	0.21%	(0.78)%	(0.81)%	(0.82)%

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)

Includes interest, borrowing, state income tax and franchise tax expense. Without interest, borrowing, state income tax and franchise tax expense, the net expense ratio would be 1.03%, 1.03%, 1.03%, 1.03%, 1.05% and 1.06%, for the six months ended May 31, 2024 and for the years ended November 30, 2023, 2022, 2021, 2020 and 2019, respectively.

(e)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(f)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12         Invesco SteelPath MLP Income Fund

Notes to Financial Statements

May 31, 2024

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco SteelPath MLP Income Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and

13         Invesco SteelPath MLP Income Fund

unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders – Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America (“GAAP”), are recorded on the ex-dividend date. The Fund’s dividend distribution policy is intended to provide monthly distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the master limited partnerships (”MLPs”) in which it invests. The Fund generally pays out dividends that over time approximate the distributions received from the Fund’s portfolio investments based on, among other considerations, distributions the Fund actually received from portfolio investments, distributions it would have received if it had been fully invested at all times, and estimated future cash flows. Such dividends are not tied to the Fund’s investment income and may not represent yield or investment return on the Fund’s portfolio. To the extent that the dividends paid exceed the distributions the Fund receives from its underlying investments, the Fund’s assets will be reduced. The Fund’s tendency to pay out a consistent dividend may change, and the Fund’s level of distributions may increase or decrease.

The estimated characterization of the distributions paid will be either a qualified dividend or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year.

E.

Master Limited Partnerships – The Fund primarily invests in MLPs. MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund principally invests in MLPs that derive their revenue primarily from businesses involved in the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“energy infrastructure MLPs”). The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly. The Fund also will concentrate its investments in the energy sector. Energy infrastructure MLPs are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including a decrease in production or reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing; changes in energy commodity prices; a sustained reduced demand for crude oil, natural gas and refined petroleum products; depletion of natural gas reserves or other commodities if not replaced; natural disasters, extreme weather and environmental hazards; rising interest rates, how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. In addition, taxes, government regulation, international politics, price, and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for energy infrastructure MLPs.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Return of Capital – Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

G.

Federal Income Taxes – The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but will rather be taxed as a corporation. The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations. In addition, as a regular corporation, the Fund may be subject to state and local taxes in jurisdictions in which the MLPs operate.

The Fund intends to invest its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLPs’ taxable income in computing its own taxable income. The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates.

Taxes include current and deferred taxes. Current taxes reflect the estimated tax liability of the Fund as of a measurement date based on taxable income. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains (losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses (“NOL”) and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are

14         Invesco SteelPath MLP Income Fund

realized or otherwise settled. To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if, based on the evaluation criterion provided by ASC 740, Income Taxes, it is more-likely-than-not some portion or all of the deferred tax asset will not be realized.

In determining a valuation allowance, the Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carryforward periods and the associated risk that operating loss and capital loss carryforwards were limited as a result of shareholder transactions or were likely to expire unused, and unrealized gains and losses on investments. Consideration was also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions.

Through the consideration of these factors, the Fund may determine that it is more likely than not that the Fund’s deferred tax assets will not be realized through future taxable income of the appropriate character. As a result, the Fund may be required to record a valuation allowance with respect to its deferred tax assets that are not considered to be realizable.

From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on or expirations of the Fund’s NOL and capital loss carryovers (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.

The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax liability or asset. Such estimates are made in good faith. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax liability or asset.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations.

The Fund files income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on its tax returns. Furthermore, management of the Fund is not aware of any uncertain tax positions for which it is reasonably possible that the total amount of unrecognized tax benefit will significantly change in the next 12 months. Generally, the Fund is subject to examinations by taxing authorities for up to three years after the filing of the return for the tax period. All relevant periods are still open for examination.

H.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

I.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit.

J.

Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

K.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*
First $3 billion	0.95%
Next $2 billion	0.93%
Over $5 billion	0.90%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended May 31, 2024, the effective advisory fee rate incurred by the Fund was 0.95%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

Effective April 1, 2024, the Adviser has contractually agreed, through at least March 31, 2025, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.42%, 2.17%, 1.67%, 1.17%, 1.17% and 1.17%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to April 1, 2024, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.35%, 2.10%, 1.60%, 1.10%, 1.08% and 1.03%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but

15         Invesco SteelPath MLP Income Fund

did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on March 31, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the six months ended May 31, 2024, the Adviser contractually reimbursed class level expenses of $152,087, $45,335, $340, $101,058, $0, and $3,264 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into an administration and fund accounting agreement with UMB Fund Services, Inc. (“UMB”) pursuant to which UMB shall provide administration and fund accounting services to the Fund. The Trust and the Adviser have entered into a Master Administrative Services Agreement (“Administrative Services Agreement”) pursuant to which the Adviser may perform or arrange for the provision of certain accounting and other administrative services to the Fund which are not required to be performed by the Adviser under the Investment Advisory Agreement. The Adviser may only receive fees for administrative services under the Administrative Services Agreement to the extent that those fees assessed under the agreement are in excess of the fees paid to UMB. For the six months ended May 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Additionally, Invesco has entered into service agreements whereby UMB Bank, n.a., serves as custodian to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended May 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended May 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended May 31, 2024, IDI advised the Fund that IDI retained $108,571 in front-end sales commissions from the sale of Class A shares and $8,149 and $10,540 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended May 31, 2024, the Fund incurred $26,138 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2024, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, the six months ended May 31, 2024, the Fund engaged in securities purchases of $21,518,036.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

16         Invesco SteelPath MLP Income Fund

NOTE 6—Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $400 million, collectively by certain Invesco Funds, and which will expire on September 25, 2024. The Fund is permitted to borrow up to the lesser of one-third of the Fund’s total assets, or the maximum amount permitted pursuant to the Fund’s investment limitations. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the six months ended May 31, 2024, the Fund did not borrow under this agreement.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with UMB Bank, n.a., the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Distributions and Tax Information

Tax Character of Distributions to Shareholders Paid During the Six Months Ended May 31, 2024 and the Fiscal Year Ended November 30, 2023:

	May 31, 2024	November 30, 2023
Ordinary income	$110,676,330	$258,548,433
Return of Capital	—	—
Total distributions	$110,676,330	$258,548,433

For the six months ended May 31, 2024, the federal income tax rate is 21%. The Fund is currently using an estimated rate of 1.50% for state and local tax, net of federal tax expense.

The Fund’s income tax provision consists of the following as of May 31, 2024:

Current tax (expense) benefit
Federal	$—
State	—
Total current tax (expense) benefit	$—

Deferred tax (expense) benefit
Federal	$(107,593,420)
State	(7,685,245)
Total deferred tax (expense) benefit	$(115,278,665)

The reconciliation between the federal statutory income tax rate of 21% and the tax effect on net investment income (loss) and realized and unrealized gain (loss) follows:

	Amount	% Effect
Application of federal statutory income tax rate	$(108,189,008)	(21.00)%
State income taxes net of federal benefit	(7,727,786)	(1.50)%
Effect of permanent differences	638,130	0.12%
Return to provision adjustments	(1)	0.00%
Total income tax (expense) benefit	$(115,278,665)	(22.38)%

For the six months ended May 31, 2024, the Fund’s tax effect on net investment income (loss) and realized and unrealized gain (loss) of (22.38)% differed from the combined federal and state statutory tax rate of (22.50)% due in large part to the change in valuation allowance primarily as a result of the change in unrealized appreciation.

Components of the Fund’s deferred tax assets and liabilities as of May 31, 2024 are as follows:

Deferred tax assets:
Net operating loss carryforward (tax basis) — Federal	$111,869,716
Net operating loss carryforward (tax basis) — State	18,584,773
Excess business interest expense carryforward	39,812,058
Capital loss carryforward (tax basis)	—
Book to tax differences — Income recognized from MLPs	26,852
Total deferred tax asset	$170,293,399

Deferred tax liabilities:
Net unrealized gain (loss) on investment securities (tax basis)	$(542,988,828)
Total deferred tax liability	(542,988,828)
Total net deferred tax asset (liability)	$(372,695,429)

17         Invesco SteelPath MLP Income Fund

As of May 31, 2024, the Fund has net operating loss carryforwards for federal income tax purposes, as follows:

Expiration date for expiring net operating loss carryforwards
11/30/2035	$135,718,572
11/30/2036	144,223,600
11/30/2037	63,826,450
11/30/2038	120,263,557
Total expiring net operating loss carryforwards	$464,032,179
Total non-expiring net operating loss carryforwards	$196,602,405
Total net operating loss carryforwards	$660,634,584

During the six months ended May 31, 2024, the Fund estimates that it will utilize $112,539,522 of net operating loss carryforward.

As of May 31, 2024, the Fund had no net capital loss carryforwards for federal income tax purposes, which may be carried forward for 5 years.

During the six months ended May 31, 2024, the Fund estimates that it will utilize $74,552,816 of capital loss carryforward.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended May 31, 2024 was $369,040,175 and $377,024,063 respectively.

As of May 31, 2024, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Gross Unrealized Appreciation	$2,442,746,306
Gross Unrealized Depreciation	(41,487,511)
Net Unrealized Appreciation on Investments	$2,401,258,795

Cost of investments for tax purposes is $1,660,399,269.

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

18         Invesco SteelPath MLP Income Fund

Note 9—Share Information

	Summary of Share Activity
	Six months ended May 31, 2024(a)		Year ended November 30, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	9,596,282	$51,915,961	22,083,742	$105,335,772
Class C	8,248,678	36,661,733	16,157,243	64,500,977
Class R	77,618	407,345	179,461	836,392
Class Y	24,888,715	145,458,485	41,779,833	214,381,267
Class R5	11,533	58,819	136,131	686,203
Class R6	4,833,699	29,388,881	1,704,501	8,966,201
Issued as reinvestment of dividends:
Class A	4,081,572	22,396,634	13,375,344	64,459,110
Class C	1,591,079	7,179,261	5,595,420	22,475,690
Class R	21,810	116,537	51,518	243,659
Class Y	2,496,000	14,770,903	7,909,302	40,862,005
Class R5	—	—	1,449	7,467
Class R6	77,586	468,966	206,487	1,091,519
Automatic conversion of Class C shares to Class A shares:
Class A	6,787,338	37,210,629	8,632,481	41,413,376
Class C	(8,281,460)	(37,210,629)	(10,339,291)	(41,413,376)
Reacquired:
Class A	(28,202,747)	(152,769,646)	(40,522,624)	(194,452,395)
Class C	(7,678,879)	(34,032,996)	(11,520,051)	(46,163,996)
Class R	(47,289)	(253,183)	(91,301)	(434,590)
Class Y	(21,546,264)	(126,157,732)	(39,632,786)	(202,050,521)
Class R5	(148,431)	(785,230)	(682)	(3,559)
Class R6	(744,931)	(4,377,299)	(1,200,779)	(6,321,860)
Net increase in share activity	(3,938,091)	$(9,552,561)	14,505,398	$74,419,341

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 53% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Subsequent Event

Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors.

19         Invesco SteelPath MLP Income Fund

Other Information Required in Shareholder Reports

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.

Item 11. Statement Regarding Basis of Approval for Investment Advisory Contracts

Not applicable.

20         Invesco SteelPath MLP Income Fund

SEC file numbers: 811-05426 and 033-19338	Invesco Distributors, Inc.	O-SPMI-NCSRS

Semi-Annual Financial Statements and Other Information	May 31, 2024

Invesco SteelPath MLP Select 40 Fund

Nasdaq:
A: MLPFX ∎ C: MLPEX ∎ R: SPMWX ∎ Y: MLPTX ∎ R5: SPMVX ∎ R6: OSPSX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
13	Notes to Financial Statements
20	Other Information Required in Shareholder Reports

Schedule of Investments

May 31, 2024

(Unaudited)

	Units	Value
Master Limited Partnerships And Related Entities–105.67%
Diversified–31.91%
Energy Transfer L.P.	9,706,327	$152,098,147
Enterprise Products Partners L.P.	3,544,474	101,017,509
MPLX L.P.	3,435,428	139,753,211
ONEOK, Inc.	1,168,196	94,623,876
TC Energy Corp.(a)	300,000	11,568,000
Williams Cos., Inc.	2,508,555	104,130,118
		603,190,861
Gathering & Processing–29.82%
Antero Midstream Corp.	6,950,954	101,831,476
Archrock, Inc.	4,450,839	90,084,981
EnLink Midstream LLC	7,530,586	95,563,136
Hess Midstream L.P., Class A	1,469,355	51,060,086
Summit Midstream Partners L.P.(b)	214,723	6,984,924
Targa Resources Corp.	863,828	102,130,385
Western Midstream Partners L.P.	3,110,416	116,080,739
		563,735,727
Natural Gas Pipeline Transportation–8.80%
DT Midstream, Inc.	221,819	14,879,619
Enbridge, Inc.(a)	454,167	16,613,429
Equitrans Midstream Corp.	2,615,838	37,354,162
Kinder Morgan, Inc.	4,997,880	97,408,681
		166,255,891
Other Energy–20.32%
Aris Water Solutions, Inc., Class A	100,000	1,537,000
Arko Corp.	1,829,604	10,977,624
Cheniere Energy Partners LP	100	4,817
Cheniere Energy, Inc.	195,000	30,769,050
CrossAmerica Partners L.P.(c)	1,971,946	39,971,345
Global Partners L.P.	1,209,219	58,441,554
Kodiak Gas Services, Inc.	1,150,160	31,686,908
Suburban Propane Partners L.P.	5,962	121,208
Sunoco L.P.	1,847,652	94,230,252
USA Compression Partners L.P.	2,950,277	72,281,787
Westlake Chemical Partners L.P.(c)	1,886,522	44,088,019
		384,109,564
Petroleum Pipeline Transportation–14.29%
Chevron Corp.	137	22,235
Delek Logistics Partners L.P.	286,592	11,354,775
Genesis Energy L.P.(c)	7,991,977	100,059,552
HF Sinclair Corp.	39,707	2,193,018
NGL Energy Partners L.P.(b)(c)	7,150,096	40,612,545
Phillips 66 Partners L.P.	491	69,776
Plains All American Pipeline L.P.	5,209,426	88,612,336
Plains GP Holdings L.P., Class A	1,511,755	27,226,708
		270,150,945

	Units	Value
Production & Mining–0.50%
Alliance Resource Partners L.P.	378,734	$9,332,006
Terminalling & Storage–0.03%
Martin Midstream Partners L.P.	186,311	579,427
Total Master Limited Partnerships And Related Entities (Cost $1,171,220,488)		1,997,354,421

	Shares

Common Stocks And Other Equity Interests–0.52%
Natural Gas Pipeline Transportation–0.52%
Kinetik Holdings, Inc.	230,000	9,427,700
Pembina Pipeline Corp.(a)	10,000	371,300
		9,799,000
Total Common Stocks & Other Equity Interests (Cost $7,721,984)		9,799,000

	Units

Preferred Master Limited Partnerships And Related Entities–0.13%
Other Energy–0.13%
Global Partners L.P., 9.50%	97,881	2,545,513
Total Preferred Master Limited Partnerships And Related Entities (Cost $2,447,025)		2,545,513

	Shares
Money Market Funds–3.74%
Fidelity Treasury Portfolio, Institutional Class, 5.19% (Cost $70,677,737)(d)	70,677,737	70,677,737
TOTAL INVESTMENTS IN SECURITIES–110.06% (Cost $1,252,067,234)		2,080,376,671
OTHER ASSETS LESS LIABILITIES–(10.06)%		(190,140,276)
NET ASSETS–100%		$1,890,236,395

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

2         Invesco SteelPath MLP Select 40 Fund

Notes to Schedule of Investments:

(a)	Foreign security denominated in U.S. dollars.
(b)	Non-income producing.
(c)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended May 31, 2024.

	Value November 30, 2023			Change in Unrealized Appreciation (Depreciation)		Value May 31, 2024	Dividends and Distributions
Investments in Other Affiliates:		Purchases at Cost	Proceeds from Sales		Realized Gain (Loss)		Return of Capital	Capital Gains	Income
MLP Investments and Related Entities
CrossAmerica Partners L.P.	$46,794,279	$—	$—	$(4,752,391)	$—	$39,971,345	$(2,070,543)	$—	$—
CSI Compressco L.P.[i]	18,933,677	—	(24,248,410)	3,489,378	1,880,910	—	(55,555)	46,789	—
Genesis Energy L.P.	104,147,231	1,125,156	(5,086,000)	6,447,768	(5,679,416)	100,059,552	(895,187)	1,607,406	—
NGL Energy Partners L.P.	30,959,916	—	—	9,652,629	—	40,612,545	—	—	—
Westlake Chemical Partners	88,029,723	—	(44,133,647)	(13,945,794)	16,394,802	44,088,019	(2,257,065)	700,048	—
Preferred MLP Investments and Related Entities
Global Partners L.P.—Preferred[i]	11,840,595	—	(11,622,100)	(218,495)	—	—	—	—	599,810
	$300,705,421	$1,125,156	$(85,090,157)	$673,095	$12,596,296	$224,731,461	$(5,278,350)	$2,354,243	$599,810

i.	As of May 31, 2024, the security was not considered as an affiliate of the Fund.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3         Invesco SteelPath MLP Select 40 Fund

Statement of Assets and Liabilities

May 31, 2024

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (cost $992,981,551)	$1,855,645,210
Investments in affiliates (cost $259,085,683)	224,731,461
Receivable For:
Fund shares sold	676,678
Dividends	421,745
Investment for trustee deferred compensation and retirement plans	97,003
Prepaid state income tax	58,305
Prepaid franchise tax	670,429
AMT credit carryforward	26,932
Other assets	116,354
Total assets	2,082,444,117

Liabilities:
Payables for:
Fund shares reacquired	690,514
Accrued fees to affiliates	1,743,773
Accrued interest expense	340
Accrued trustees’ and officers’ fees and benefits	5,063
Accrued other operating expenses	379,782
Current tax expense	2,815,153
Deferred tax liability, net	186,476,094
Trustee deferred compensation and retirement plans	97,003
Total liabilities	192,207,722
Net assets applicable to shares outstanding	$1,890,236,395

Net Assets consist of:
Shares of beneficial interest	$1,484,088,797
Distributable earnings, net of taxes	406,147,598
$1,890,236,395

Net Assets:
Class A	$488,752,585
Class C	$164,490,394
Class R	$21,357,768
Class Y	$917,210,878
Class R5	$31,820
Class R6	$298,392,950

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	61,171,785
Class C	24,106,919
Class R	2,711,260
Class Y	106,874,854
Class R5	3,904
Class R6	34,357,900
Class A:
Net asset value per share	$7.99
Maximum offering price per share (net asset value $7.99 ÷ 94.50%)	$8.46
Class C:
Net asset value and offering price per share	$6.82
Class R:
Net asset value and offering price per share	$7.88
Class Y:
Net asset value and offering price per share	$8.58
Class R5:
Net asset value and offering price per share	$8.15
Class R6:
Net asset value and offering price per share	$8.68

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4         Invesco SteelPath MLP Select 40 Fund

Statement of Operations

For the six months ended May 31, 2024

(Unaudited)

Investment Income:
Distributions and dividends ($599,810 income from affiliates)	$62,919,049
Less: return of capital on distributions and dividends ($5,278,350 from affiliates)	(39,385,391)
Less: return of capital on distributions and dividends in excess of cost basis ($2,354,243 from affiliates)	(5,333,586)
Total investment income	18,200,072

Expenses:
Advisory fees	6,320,121
Administrative services fees	268,104
Custodian fees	38,520
Distribution Fees:
Class A	573,590
Class C	830,719
Class R	50,503
Transfer agent fees — A, C, R and Y	995,750
Transfer agent fees — R5	2
Transfer agent fees — R6	42,119
Interest, facilities and maintenance fees	176,145
State income tax expense	47,709
Trustees’ and officers’ fees and benefits	16,265
Registration and filing fees	64,392
Reports to shareholders	181,012
Professional services fees	86,290
Other	13,706
Total expenses, before waivers and deferred taxes	9,704,947
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(416,821)
Net expenses, before deferred taxes	9,288,126
Net investment income, before taxes	8,911,946
Net deferred tax (expense) benefit	(425,040)
Current tax (expense)/benefit	(2,815,153)
Net investment income, net of deferred taxes	5,671,753

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net return of capital in excess of cost basis of $2,979,343)
(includes net losses from securities sold to affiliates of ($3,468,373))	147,538,369
Affiliated investment securities (net return of capital in excess of cost basis of $2,354,243)	12,596,296
Net deferred tax (expense) benefit	(33,375,281)
Net realized gain, net of deferred taxes	126,759,384
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	113,180,807
Affiliated investment securities	673,095
Net deferred tax (expense) benefit	(25,730,982)
Net change in unrealized appreciation, net of deferred taxes	88,122,920
Net realized and unrealized gain, net of deferred taxes	214,882,304
Net increase in net assets resulting from operations	$220,554,057

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5         Invesco SteelPath MLP Select 40 Fund

Statement of Changes in Net Assets

For the six months ended May 31, 2024 and the year ended November 30, 2023

(Unaudited)

	May 31, 2024	November 30, 2023
Operations:
Net investment income, net of deferred taxes	$5,671,753	$291,845
Net realized gain, net of deferred taxes	126,759,384	91,571,182
Change in net unrealized appreciation, net of deferred taxes	88,122,920	229,170,647
Net increase in net assets resulting from operations	220,554,057	321,033,674

Distribution to shareholders from distributable earnings:
Class A	(12,523,255)	(27,691,291)
Class C	(5,255,747)	(14,003,808)
Class R	(559,118)	(1,303,274)
Class Y	(22,081,039)	(57,587,076)
Class R5	(276)	(629)
Class R6	(7,332,477)	(16,929,090)
Total distributions to shareholders from distributable earnings:	(47,751,912)	(117,515,168)

Share transactions–net:
Class A	6,438,166	21,601,996
Class C	(17,427,357)	(39,020,008)
Class R	(280,377)	1,660,434
Class Y	(17,850,629)	(205,393,655)
Class R5	20,865	—
Class R6	(11,232,423)	(2,892,796)
Net increase (decrease) in net assets resulting from share transactions	(40,331,755)	(224,044,029)
Net increase (decrease) in net assets	132,470,390	(20,525,523)

Net assets:
Beginning of period	1,757,766,005	1,778,291,528
End of period	$1,890,236,395	$1,757,766,005

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6         Invesco SteelPath MLP Select 40 Fund

Financial Highlights

	Six Months Ended May 31, 2024 (Unaudited)
			Years Ended November 30,
Class A			2023	2022	2021	2020	2019
Per share operating data
Net asset value, beginning of period	$7.27		$6.47	$5.37	$4.18	$6.14	$7.36
Net investment income (loss)(a)	0.02		(0.00)	(0.00)	(0.01)	(0.03)	(0.03)
Return of capital(a)	0.14		0.32	0.31	0.28	0.35	0.43
Net realized and unrealized gains (losses)	0.77		0.95	1.25	1.38	(1.69)	(0.91)
Total from investment operations	0.93		1.27	1.56	1.65	(1.37)	(0.51)
Less:
Return of capital	(0.21)		—	(0.28)	(0.46)	(0.59)	(0.59)
Dividends from net investment income	—		(0.47)	(0.18)	—	—	(0.12)
Total distributions	(0.21)		(0.47)	(0.46)	(0.46)	(0.59)	(0.71)
Net asset value, end of period	$7.99		$7.27	$6.47	$5.37	$4.18	$6.14
Total return(b)	12.93%		20.66%	29.87%	40.08%	(21.63)%	(7.89)%
Net assets, end of period (000’s omitted)	$488,753		$438,852	$369,159	$287,740	$205,529	$304,235
Portfolio turnover rate	13%		13%	11%	18%	30%	23%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.17	%(c)	1.18%	1.20%	1.25%	1.26%	1.20%
Expense (waivers)	(0.05	)%(c)	(0.04)%	(0.05)%	(0.07)%	(0.07)%	(0.06)%
With fee waiver and/or expense reimbursement, before taxes(d)	1.12	%(c)	1.14%	1.15%	1.18%	1.19%	1.14%
Deferred tax expense (benefit)(e)	6.90	%(c)	5.44%	1.96%	—%	—%	—%
With fee waivers and/or expense reimbursements, after taxes	8.02	%(c)	6.58%	3.11%	1.18%	1.19%	1.14%

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	0.84	%(c)	(0.25)%	(0.71)%	(0.21)%	(0.65)%	(0.45)%
Net of expense (waivers) and before deferred tax benefit (expense)	0.89	%(c)	(0.21)%	(0.66)%	(0.15)%	(0.58)%	(0.39)%
Deferred tax benefit (expense)(f)	(0.36	)%(c)	0.13%	0.62%	—%	—%	—%
Ratio of net investment income (loss), after taxes	0.53	%(c)	(0.08)%	(0.04)%	(0.15)%	(0.58)%	(0.39)%

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)

Includes interest, borrowing, state income tax and franchise tax expense. Without interest, borrowing, state income tax and franchise tax expense, the net expense ratio would be 1.10%, 1.10%, 1.10%, 1.10%, 1.10% and 1.10%, for the six months ended May 31, 2024 and for the years ended November 30, 2023, 2022, 2021, 2020 and 2019, respectively.

(e)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(f)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7         Invesco SteelPath MLP Select 40 Fund

Financial Highlights–(continued)

	Six Months Ended May 31, 2024 (Unaudited)
			Years Ended November 30,
Class C			2023	2022	2021	2020	2019
Per share operating data
Net asset value, beginning of period	$6.26		$5.67	$4.79	$3.80	$5.69	$6.92
Net investment income (loss)(a)	(0.01)		(0.05)	(0.04)	(0.04)	(0.05)	(0.08)
Return of capital(a)	0.12		0.28	0.27	0.25	0.32	0.40
Net realized and unrealized gains (losses)	0.66		0.83	1.11	1.24	(1.57)	(0.84)
Total from investment operations	0.77		1.06	1.34	1.45	(1.30)	(0.52)
Less:
Return of capital	(0.21)		—	(0.28)	(0.46)	(0.59)	(0.59)
Dividends from net investment income	—		(0.47)	(0.18)	—	—	(0.12)
Total distributions	(0.21)		(0.47)	(0.46)	(0.46)	(0.59)	(0.71)
Net asset value, end of period	$6.82		$6.26	$5.67	$4.79	$3.80	$5.69
Total return(b)	12.45%		19.85%	28.85%	38.77%	(22.13)%	(8.56)%
Net assets, end of period (000’s omitted)	$164,490		$167,650	$190,471	$187,341	$186,444	$324,931
Portfolio turnover rate	13%		13%	11%	18%	30%	23%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.92	%(c)	1.93%	1.95%	2.00%	2.01%	1.96%
Expense (waivers)	(0.05	)%(c)	(0.04)%	(0.05)%	(0.07)%	(0.07)%	(0.06)%
With fee waiver and/or expense reimbursement, before taxes(d)	1.87	%(c)	1.89%	1.90%	1.93%	1.94%	1.90%
Deferred tax expense (benefit)(e)	6.90	%(c)	5.44%	1.96%	—%	—%	—%
With fee waivers and/or expense reimbursements, after taxes	8.77	%(c)	7.33%	3.86%	1.93%	1.94%	1.90%

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	0.09	%(c)	(1.00)%	(1.46)%	(0.96)%	(1.40)%	(1.21)%
Net of expense (waivers) and before deferred tax benefit (expense)	0.14	%(c)	(0.96)%	(1.41)%	(0.90)%	(1.33)%	(1.15)%
Deferred tax benefit (expense)(f)	(0.36	)%(c)	0.13%	0.62%	—%	—%	—%
Ratio of net investment income (loss), after taxes	(0.22	)%(c)	(0.83)%	(0.79)%	(0.90)%	(1.33)%	(1.15)%

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)

Includes interest, borrowing, state income tax and franchise tax expense. Without interest, borrowing, state income tax and franchise tax expense, the net expense ratio would be 1.85%, 1.85%, 1.85%, 1.85%, 1.85% and 1.86%, for the six months ended May 31, 2024 and for the years ended November 30, 2023, 2022, 2021, 2020 and 2019, respectively.

(e)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(f)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8         Invesco SteelPath MLP Select 40 Fund

Financial Highlights–(continued)

	Six Months Ended May 31, 2024 (Unaudited)						Period ended November 30, 2019(a)
			Years Ended November 30,
Class R			2023	2022	2021	2020
Per share operating data
Net asset value, beginning of period	$7.18		$6.41	$5.34	$4.17	$6.13	$7.56
Net investment income (loss)(b)	0.01		(0.02)	(0.02)	(0.02)	(0.04)	(0.02)
Return of capital(b)	0.14		0.32	0.31	0.29	0.35	0.20
Net realized and unrealized gains (losses)	0.76		0.94	1.24	1.36	(1.68)	(1.20)
Total from investment operations	0.91		1.24	1.53	1.63	(1.37)	(1.02)
Less:
Return of capital	(0.21)		—	(0.28)	(0.46)	(0.59)	(0.34)
Dividends from net investment income	—		(0.47)	(0.18)	—	—	(0.07)
Total distributions	(0.21)		(0.47)	(0.46)	(0.46)	(0.59)	(0.41)
Net asset value, end of period	$7.88		$7.18	$6.41	$5.34	$4.17	$6.13
Total return(c)	12.81%		20.38%	29.47%	39.69%	(21.66)%	(13.94)%
Net assets, end of period (000’s omitted)	$21,358		$19,776	$16,100	$1,681	$248	$419
Portfolio turnover rate	13%		13%	11%	18%	30%	23%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	1.42	%(d)	1.43%	1.45%	1.50%	1.51%	1.46	%(d)
Expense (waivers)	(0.05	)%(d)	(0.04)%	(0.05)%	(0.07)%	(0.07)%	(0.06	)%(d)
With fee waiver and/or expense reimbursement, before taxes(e)	1.37	%(d)	1.39%	1.40%	1.43%	1.44%	1.40	%(d)
Deferred tax expense (benefit)(f)	6.90	%(d)	5.44%	1.96%	—%	—%	—	%(d)
With fee waivers and/or expense reimbursements, after taxes	8.27	%(d)	6.83%	3.36%	1.43%	1.44%	1.40	%(d)

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	0.60	%(d)	(0.50)%	(0.96)%	(0.46)%	(0.90)%	(0.71	)%(d)
Net of expense (waivers) and before deferred tax benefit (expense)	0.64	%(d)	(0.46)%	(0.91)%	(0.40)%	(0.83)%	(0.65	)%(d)
Deferred tax benefit (expense)(g)	(0.36	)%(d)	0.13%	0.62%	—%	—%	—	%(d)
Ratio of net investment income (loss), after taxes	0.28	%(d)	(0.33)%	(0.29)%	(0.40)%	(0.83)%	(0.65	)%(d)

(a)	Commencement date after the close of business on May 24, 2019.
(b)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Annualized.
(e)

Includes interest, borrowing, state income tax and franchise tax expense. Without interest, borrowing, state income tax and franchise tax expense, the net expense ratio would be 1.35%, 1.35%, 1.35%, 1.35%, 1.35% and 1.36%, for the six months ended May 31, 2024 and for the years ended November 30, 2023, 2022, 2021 and 2020 and the period ended November 30, 2019, respectively.

(f)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(g)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9         Invesco SteelPath MLP Select 40 Fund

Financial Highlights–(continued)

	Six Months Ended May 31, 2024 (Unaudited)
			Years Ended November 30,
Class Y			2023	2022	2021	2020	2019
Per share operating data
Net asset value, beginning of period	$7.79		$6.87	$5.68	$4.39	$6.38	$7.61
Net investment income (loss)(a)	0.03		0.01	0.01	0.01	(0.02)	(0.01)
Return of capital(a)	0.15		0.34	0.32	0.30	0.37	0.45
Net realized and unrealized gains (losses)	0.82		1.04	1.32	1.44	(1.75)	(0.96)
Total from investment operations	1.00		1.39	1.65	1.75	(1.40)	(0.52)
Less:
Return of capital	(0.21)		—	(0.28)	(0.46)	(0.59)	(0.59)
Dividends from net investment income	—		(0.47)	(0.18)	—	—	(0.12)
Total distributions	(0.21)		(0.47)	(0.46)	(0.46)	(0.59)	(0.71)
Net asset value, end of period	$8.58		$7.79	$6.87	$5.68	$4.39	$6.38
Total return(b)	12.96%		21.22%	29.83%	40.47%	(21.26)%	(7.76)%
Net assets, end of period (000’s omitted)	$917,211		$850,542	$952,242	$923,220	$936,181	$1,540,550
Portfolio turnover rate	13%		13%	11%	18%	30%	23%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	0.92	%(c)	0.93%	0.95%	1.00%	1.01%	0.95%
Expense (waivers)	(0.05	)%(c)	(0.04)%	(0.05)%	(0.07)%	(0.07)%	(0.06)%
With fee waiver and/or expense reimbursement, before taxes(d)	0.87	%(c)	0.89%	0.90%	0.93%	0.94%	0.89%
Deferred tax expense (benefit)(e)	6.90	%(c)	5.44%	1.96%	—%	—%	—%
With fee waivers and/or expense reimbursements, after taxes	7.77	%(c)	6.33%	2.86%	0.93%	0.94%	0.89%

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	1.09	%(c)	0.00%	(0.46)%	0.04%	(0.40)%	(0.20)%
Net of expense (waivers) and before deferred tax benefit (expense)	1.14	%(c)	0.04%	(0.41)%	0.10%	(0.33)%	(0.14)%
Deferred tax benefit (expense)(f)	(0.36	)%(c)	0.13%	0.62%	—%	—%	—%
Ratio of net investment income (loss), after taxes	0.78	%(c)	0.17%	0.21%	0.10%	(0.33)%	(0.14)%

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Annualized.
(d)

Includes interest, borrowing, state income tax and franchise tax expense. Without interest, borrowing, state income tax and franchise tax expense, the net expense ratio would be 0.85%, 0.85%, 0.85%, 0.85%, 0.85% and 0.85%, for the six months ended May 31, 2024 and for the years ended November 30, 2023, 2022, 2021, 2020 and 2019, respectively.

(e)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(f)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10         Invesco SteelPath MLP Select 40 Fund

Financial Highlights–(continued)

	Six Months Ended May 31, 2024 (Unaudited)						Period ended November 30, 2019(a)
			Years Ended November 30,
Class R5			2023	2022	2021	2020
Per share operating data
Net asset value, beginning of period	$7.40		$6.56	$5.43	$4.21	$6.15	$7.56
Net investment income (loss)(b)	0.03		0.02	0.02	0.01	(0.01)	(0.00	)(c)
Return of capital(b)	0.14		0.33	0.31	0.29	0.35	0.22
Net realized and unrealized gains (losses)	0.79		0.96	1.26	1.38	(1.69)	(1.22)
Total from investment operations	0.96		1.31	1.59	1.68	(1.35)	(1.00)
Less:
Return of capital	(0.21)		—	(0.28)	(0.46)	(0.59)	(0.34)
Dividends from net investment income	—		(0.47)	(0.18)	—	—	(0.07)
Total distributions	(0.21)		(0.47)	(0.46)	(0.46)	(0.59)	(0.41)
Net asset value, end of period	$8.15		$7.40	$6.56	$5.43	$4.21	$6.15
Total return(d)	13.11%		21.00%	30.11%	40.53%	(21.24)%	(13.67)%
Net assets, end of period (000’s omitted)	$32		$10	$9	$7	$6	$8
Portfolio turnover rate	13%		13%	11%	18%	30%	23%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes(e)	0.84	%(f)	0.84%	0.84%	0.86%	0.87%	0.84	%(f)
Deferred tax expense (benefit)(g)	6.90	%(f)	5.44%	1.96%	—%	—%	—	%(f)
With fee waivers and/or expense reimbursements, after taxes	7.74	%(f)	6.28%	2.80%	0.86%	0.87%	0.84	%(f)

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	1.17	%(f)	0.09%	(0.36)%	0.17%	(0.26)%	(0.09	)%(f)
Deferred tax benefit (expense)(h)	(0.36	)%(f)	0.13%	0.62%	—%	—%	—	%(f)
Ratio of net investment income (loss), after taxes	0.81	%(f)	0.22%	0.26%	0.17%	(0.26)%	(0.09	)%(f)

(a)	Commencement date after the close of business on May 24, 2019.
(b)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(c)	Rounds to less than (0.005).
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(e)

Includes interest, borrowing, state income tax and franchise tax expense. Without interest, borrowing, state income tax and franchise tax expense, the net expense ratio would be 0.82%, 0.80%, 0.79%, 0.78%, 0.78% and 0.80%, for the six months ended May 31, 2024 and for the years ended November 30, 2023, 2022, 2021 and 2020 and the period ended November 30, 2019, respectively.

(f)	Annualized.
(g)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(h)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11         Invesco SteelPath MLP Select 40 Fund

Financial Highlights–(continued)

	Six Months Ended May 31, 2024 (Unaudited)
			Years Ended November 30,
Class R6			2023	2022	2021	2020	2019
Per share operating data
Net asset value, beginning of period	$7.88		$6.94	$5.73	$4.42	$6.42	$7.64
Net investment income (loss)(a)	0.03		0.02	0.02	0.01	(0.01)	(0.00	)(b)
Return of capital(a)	0.15		0.35	0.33	0.29	0.37	0.42
Net realized and unrealized gains (losses)	0.83		1.04	1.32	1.47	(1.77)	(0.93)
Total from investment operations	1.01		1.41	1.67	1.77	(1.41)	(0.51)
Less:
Return of capital	(0.21)		—	(0.28)	(0.46)	(0.59)	(0.59)
Dividends from net investment income	—		(0.47)	(0.18)	—	—	(0.12)
Total distributions	(0.21)		(0.47)	(0.46)	(0.46)	(0.59)	(0.71)
Net asset value, end of period	$8.68		$7.88	$6.94	$5.73	$4.42	$6.42
Total return(c)	12.94%		21.30%	29.92%	40.65%	(21.29)%	(7.59)%
Net assets, end of period (000’s omitted)	$298,393		$280,937	$250,311	$238,973	$424,900	$810,225
Portfolio turnover rate	13%		13%	11%	18%	30%	23%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
Without fee waivers and/or expense reimbursements, before taxes	0.84	%(d)	0.84%	0.84%	0.86%	0.88%	0.81%
Expense (waivers)	0.00	%(d)	(0.01)%	—%	—%	—%	—%
With fee waiver and/or expense reimbursement, before taxes(e)	0.84	%(d)	0.83%	0.84%	0.86%	0.88%	0.81%
Deferred tax expense (benefit)(f)	6.90	%(d)	5.44%	1.96%	—%	—%	—%
With fee waivers and/or expense reimbursements, after taxes	7.74	%(d)	6.27%	2.80%	0.86%	0.88%	0.81%

Ratio of investment income (loss):
Ratio of net investment income (loss) before taxes	1.19	%(d)	0.09%	(0.36)%	0.17%	(0.27)%	(0.06)%
Expense (waivers)	0.00	%(d)	(0.01)%	—%	—%	—%	—%
Net of expense (waivers) and before deferred tax benefit/(expense)	1.19	%(d)	0.10%	(0.36)%	0.17%	(0.27)%	(0.06)%
Deferred tax benefit (expense)(g)	(0.36	)%(d)	0.13%	0.62%	—%	—%	—%
Ratio of net investment income (loss), after taxes	0.83	%(d)	0.23%	0.26%	0.17%	(0.27)%	(0.06)%

(a)

Per share net investment income (loss) is calculated based on average shares outstanding during the period net of deferred tax expense (benefit). Per share return of capital is calculated based on average shares during the period net of deferred tax expense (benefit) estimated at the combined Federal and State statutory income tax rate.

(b)	Rounds to less than (0.005).
(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Annualized.
(e)

Includes interest, borrowing, state income tax and franchise tax expense. Without interest, borrowing, state income tax and franchise tax expense, the net expense ratio would be 0.80%, 0.79%, 0.79%, 0.78%, 0.79% and 0.77%, for the six months ended May 31, 2024 and for the years ended November 30, 2023, 2022, 2021, 2020 and 2019, respectively.

(f)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(g)	Deferred tax benefit (expense) for the ratio calculation, when applicable, is derived from net investment income (loss) only.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12         Invesco SteelPath MLP Select 40 Fund

Notes to Financial Statements

May 31, 2024

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco SteelPath MLP Select 40 Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.

Securities of investment companies that are not exchange-traded (e.g., open end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

13         Invesco SteelPath MLP Select 40 Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders – Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America (“GAAP”), are recorded on the ex-dividend date. The Fund’s dividend distribution policy is intended to provide monthly distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the master limited partnerships (”MLPs”) in which it invests. The Fund generally pays out dividends that over time approximate the distributions received from the Fund’s portfolio investments based on, among other considerations, distributions the Fund actually received from portfolio investments, distributions it would have received if it had been fully invested at all times, and estimated future cash flows. Such dividends are not tied to the Fund’s investment income and may not represent yield or investment return on the Fund’s portfolio. To the extent that the dividends paid exceed the distributions the Fund receives from its underlying investments, the Fund’s assets will be reduced. The Fund’s tendency to pay out a consistent dividend may change, and the Fund’s level of distributions may increase or decrease.

The estimated characterization of the distributions paid will be either a qualified dividend or distribution (return of capital). This estimate is based on the Fund’s operating results during the period. The actual characterization of the distributions made during the period will not be determined until after the end of the fiscal year.

E.

Master Limited Partnerships – The Fund primarily invests in MLPs. MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund principally invests in MLPs that derive their revenue primarily from businesses involved in the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (“energy infrastructure MLPs”). The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Return of Capital – Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

G.

Federal Income Taxes – The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but will rather be taxed as a corporation. The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations. In addition, as a regular corporation, the Fund may be subject to state and local taxes in jurisdictions in which the MLPs operate.

The Fund intends to invest its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLPs’ taxable income in computing its own taxable income. The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates.

Taxes include current and deferred taxes. Current taxes reflect the estimated tax liability of the Fund as of a measurement date based on taxable income. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains (losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses (“NOL”) and capital loss carryforwards. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. A valuation allowance is required if, based on the evaluation criterion provided by ASC 740, Income Taxes, it is more-likely-than-not some portion or all of the deferred tax asset will not be realized.

In determining a valuation allowance, the Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, the duration of statutory carryforward periods and the associated risk that operating loss and capital loss carryforwards were limited as a result of

14         Invesco SteelPath MLP Select 40 Fund

shareholder transactions or were likely to expire unused, and unrealized gains and losses on investments. Consideration was also given to market cycles, the severity and duration of historical deferred tax assets, the impact of redemptions, and the level of MLP distributions.

Through the consideration of these factors, the Fund may determine that it is more likely than not that the Fund’s deferred tax assets will not be realized through future taxable income of the appropriate character. As a result, the Fund may be required to record a valuation allowance with respect to its deferred tax assets that are not considered to be realizable.

From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on or expirations of the Fund’s NOL and capital loss carryovers (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.

The Fund may rely, to some extent, on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to MLP units held in its portfolio, and to estimate its associated deferred tax liability or asset. Such estimates are made in good faith. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding its tax liability or asset.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations.

The Fund files income tax returns in the U.S. federal jurisdiction and various states. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain tax positions expected to be taken on its tax returns. Furthermore, management of the Fund is not aware of any uncertain tax positions for which it is reasonably possible that the total amount of unrecognized tax benefit will significantly change in the next 12 months. Generally, the Fund is subject to examinations by taxing authorities for up to three years after the filing of the return for the tax period. All relevant periods are still open for examination.

H.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

I.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit.

J.

Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

K.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*
First $3 billion	0.70%
Next $2 billion	0.68%
Over $5 billion	0.65%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended May 31, 2024, the effective advisory fee rate incurred by the Fund was 0.70%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

Effective April 1, 2024, the Adviser has contractually agreed, through at least March 31, 2025, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.11%, 1.86%, 1.36%, 0.86%, 0.86% and 0.86%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to April 1, 2024, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.10%, 1.85%, 1.35%, 0.85%, 0.84% and 0.79%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on March 31, 2025. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the six months ended May 31, 2024, the Adviser contractually reimbursed class level expenses of $126,263, $45,617, $5,557, $239,090 and $294 for Class A, Class C, Class R, Class Y and Class R6, respectively.

The Trust has entered into an administration and fund accounting agreement with UMB Fund Services, Inc. (“UMB”) pursuant to which UMB shall provide administration and fund accounting services to the Fund. The Trust and the Adviser have entered into a Master Administrative Services Agreement (“Administrative Services

15         Invesco SteelPath MLP Select 40 Fund

Agreement”) pursuant to which the Adviser may perform or arrange for the provision of certain accounting and other administrative services to the Fund which are not required to be performed by the Adviser under the Investment Advisory Agreement. The Adviser may only receive fees for administrative services under the Administrative Services Agreement to the extent that those fees assessed under the agreement are in excess of the fees paid to UMB. For the six months ended May 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Additionally, Invesco has entered into service agreements whereby UMB Bank, n.a., serves as custodian to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended May 31, 2024, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended May 31, 2024, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended May 31, 2024, IDI advised the Fund that IDI retained $35,970 in front-end sales commissions from the sale of Class A shares and $757 and $981 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended May 31, 2024, the Fund incurred $18,497 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2024, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended May 31, 2024, the Fund engaged in securities sales of $8,760,000, which resulted in net realized gains (loss) of $(3,468,373).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $400 million, collectively by certain Invesco Funds, and which will expire on September 25, 2024. The Fund is permitted to borrow up to the lesser of one-third of the Fund’s total assets, or the maximum amount permitted pursuant to the Fund’s investment limitations. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the six months ended May 31, 2024, the Fund did not borrow under this agreement.

16         Invesco SteelPath MLP Select 40 Fund

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with UMB Bank, n.a., the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Distributions and Tax Information

Tax Character of Distributions to Shareholders Paid During the Six Months Ended May 31, 2024 and the Fiscal Year Ended November 30, 2023:

	May 31, 2024	November 30, 2023
Ordinary income	$47,751,912	$117,515,168

For the six months ended May 31, 2024, the federal income tax rate is 21%. The Fund is currently using an estimated rate of 1.6% for state and local tax, net of federal tax expense.

The Fund’s income tax provision consists of the following as of May 31, 2024:

Current tax (expense) benefit
Federal	$(2,815,153)
State	—
Total current tax (expense) benefit	$(2,815,153)

Deferred tax (expense) benefit
Federal	$(55,316,698)
State	(4,214,605)
Valuation allowance	—
Total deferred tax (expense) benefit	$(59,531,303)

The reconciliation between the federal statutory income tax rate of 21% and the tax effect on net investment income (loss) and realized and unrealized gain (loss) follows:

	Amount	% Effect
Application of federal statutory income tax rate	$(59,409,108)	(21.00)%
State income taxes net of federal benefit	(4,526,408)	(1.60)%
Effect of state tax rate change	—	0.00%
Effect of permanent differences	2,030,664	0.72%
Effect of prior year expiring loss carryforwards	2,815,153	1.00%
Return to provision adjustments	(441,604)	(0.16)%
Change in valuation allowance	—	0.00%
Total income tax (expense) benefit	$(59,531,303)	(21.04)%

For the six months ended May 31, 2024, the Fund’s tax effect on net investment income (loss) and realized and unrealized gain (loss) of (22.36)% differed from the combined federal and state statutory tax rate of (22.60)% due in large part to the change in valuation allowance primarily as a result of the change in unrealized appreciation. As of May 31, 2024, the Fund does not have any interest or penalties associated with the underpayment of any income taxes.

Components of the Fund’s deferred tax assets and liabilities as of May 31, 2024 are as follows:

Deferred tax assets:
Net operating loss carryforward (tax basis) — Federal	$—
Net operating loss carryforward (tax basis) — State	3,433,083
Excess business interest expense carryforward	18,948,189
Capital loss carryforward (tax basis)	58,178,217
Book to tax differences — Income recognized from MLPs	(5,024)
Organizational Costs	153
Valuation allowance	—
Total deferred tax asset	$80,554,618

Deferred tax liabilities:
Net unrealized gain (loss) on investment securities (tax basis)	$(267,030,712)
Total deferred tax liability	(267,030,712)
Total net deferred tax asset (liability)	$(186,476,094)

As of May 31, 2024, the Fund had no net operating loss carryforwards for federal income tax purposes.

17         Invesco SteelPath MLP Select 40 Fund

During the six months ended May 31, 2024, the Fund estimates that it will utilize $110,570,128 of net operating (loss) carryforward.

As of May 31, 2024, the Fund has net capital loss carryforwards for federal income tax purposes, which may be carried forward for 5 years, as follows:

Expiration Date
11/30/2025	$126,328,895
11/30/2026	131,096,842
Total	$257,425,737

During the six months ended May 31, 2024, the Fund estimates that it will utilize $ 81,122,822 of capital loss carryforward.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended May 31, 2024 was $255,235,875 and $347,956,332 respectively.

As of May 31, 2024, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Gross Unrealized Appreciation	$1,281,762,918
Gross Unrealized Depreciation	(95,881,385)
Net Unrealized Appreciation on Investments	$1,185,881,533

Cost of investments for tax purposes is $894,495,138.

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

NOTE 9—Share Information

		Summary of Share Activity
	Six months ended May 31, 2024(a)		Year ended November 30, 2023
	Shares	Amount	Shares	Amount
Sold:
Class A	2,886,175	$21,954,642	7,592,708	$50,031,383
Class C	1,495,396	9,819,314	1,580,704	9,075,537
Class R	348,788	2,592,507	1,333,433	8,752,138
Class Y	9,512,021	77,583,483	18,525,973	130,727,271
Class R5	2,572	20,865	—	—
Class R6	2,358,460	19,395,220	4,686,610	33,024,470
Issued as reinvestment of dividends:
Class A	813,742	6,243,932	2,425,681	16,147,647
Class C	418,471	2,749,770	1,428,017	8,226,330
Class R	74,455	558,663	199,008	1,302,001
Class Y	928,678	7,720,894	3,628,930	25,807,131
Class R6	238,484	2,016,455	1,007,382	7,273,381
Automatic Conversion of Class C shares to Class A shares:
Class A	2,354,280	17,950,407	5,130,845	33,915,681
Class C	(2,746,527)	(17,950,407)	(5,903,294)	(33,915,681)
Reacquired:
Class A	(5,236,216)	(39,710,815)	(11,893,474)	(78,492,715)
Class C	(1,836,953)	(12,046,034)	(3,924,686)	(22,406,194)
Class R	(466,047)	(3,431,547)	(1,291,920)	(8,393,705)
Class Y	(12,803,674)	(103,155,006)	(51,427,178)	(361,928,057)
Class R6	(3,912,523)	(32,644,098)	(6,065,472)	(43,190,647)
Net Increase (decrease) in share activity	(5,570,418)	$(40,331,755)	(32,966,733)	$(224,044,029)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Subsequent Event

Effective after the close of business on September 30, 2024, the Fund has limited public sales of its Class R5 shares to certain investors.

18         Invesco SteelPath MLP Select 40 Fund

Other Information Required in Shareholder Reports

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.

Item 11. Statement Regarding Basis of Approval for Investment Advisory Contracts

Not applicable.

19         Invesco SteelPath MLP Select 40 Fund

SEC file numbers: 811-05426 and 033-19338	Invesco Distributors, Inc.	O-SPMS40-NCSRS

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

None.

Item 16. Controls and Procedures

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

19(a)(1) Not applicable.

19(a)(2) Not applicable.

19(a)(3) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

19(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Investment Funds (Invesco Investment Funds)

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	August 7, 2024

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman
Glenn Brightman
Principal Executive Officer

Date:	August 7, 2024

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	August 7, 2024